UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.10%	$ 1,000.00	$ 1,000.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/14	% of fund's investments 8/31/13	% of fund's investments 2/28/13
1 - 7	70.2	68.3	65.4
8 - 30	3.8	5.2	4.1
31 - 60	4.4	2.2	3.8
61 - 90	7.0	3.0	5.0
91 - 180	9.4	9.8	12.3
> 180	5.2	11.5	9.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/14	8/31/13	2/28/13
Fidelity AMT Tax-Free Money Fund	33 Days	53 Days	48 Days
All Tax-Free Money Market Funds Average*	31 Days	42 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/14	8/31/13	2/28/13
Fidelity AMT Tax-Free Money Fund	34 Days	53 Days	48 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
Variable Rate Demand Notes (VRDNs) 54.9%	Variable Rate Demand Notes (VRDNs) 53.7%
Other Municipal Debt 35.9%	Other Municipal Debt 34.1%
Investment Companies 9.1%	Investment Companies 13.6%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)† (1.4)%

Current and Historical Seven-Day Yields

	2/28/14	11/30/13	8/31/13	5/31/13	2/28/13
Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2014, the most recent period shown in the table, would have been -0.37%.

† Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 54.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.04% 3/3/14, VRDN (c)	$ 600	$ 600
Alaska - 1.8%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,820	2,820
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.03% 3/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	6,900	6,900
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.04% 3/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	6,600	6,600
		16,320
Arizona - 3.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,070	1,070
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2008 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	800	800
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.06% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,115	2,115
Series Putters 3708Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,875	5,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	3,500	3,500
		27,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 1.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 1,800	$ 1,800
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2000, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,865	3,865
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.03% 3/7/14, LOC Citibank NA, VRDN (c)	2,550	2,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	2,800	2,800
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	845	845
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	1,470	1,470
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.04% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	600	600
		13,930
Colorado - 1.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,100	1,100
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,065	2,065
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,700	3,700
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.14% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,090	7,090
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	1,300	1,300
		15,255
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	$ 400	$ 400
Participating VRDN Series EGL 7 05 3031, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,300	4,300
		4,700
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.21% 3/7/14, VRDN (c)	3,000	3,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		7,000
District Of Columbia - 0.9%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 3/7/14, LOC Bank of America NA, VRDN (c)	1,000	1,000
(The AARP Foundation Proj.) Series 2004, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.03% 3/7/14, LOC Branch Banking & Trust Co., VRDN (c)	4,700	4,700
(Washington Drama Society, Inc. Proj.) Series 2008, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	500	500
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
		8,700
Florida - 3.6%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)	5,165	5,165
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)	1,100	1,100
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.05% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	875	875
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)	2,650	2,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.04% 3/7/14, LOC Northern Trust Co., VRDN (c)	$ 1,000	$ 1,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	1,900	1,900
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,930	2,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)	5,100	5,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)	5,000	5,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)	1,850	1,850
		32,895
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.03% 3/7/14, LOC Branch Banking & Trust Co., VRDN (c)	2,400	2,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	8,200	8,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	2,300	2,300
		16,000
Hawaii - 1.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	600	600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,665	$ 4,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
		12,565
Illinois - 6.4%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.04% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	700	700
Chicago Wtr. Rev.:
Series 2004 A2, 0.08% 3/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	4,105	4,105
Series 2004 A3, 0.05% 3/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,505	1,505
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
(Museum of Science & Industry Proj.) Series 2009 C, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	1,000	1,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.03% 3/7/14, LOC Northern Trust Co., VRDN (c)	4,600	4,600
(Spertus Institute of Jewish Studies Proj.) 0.04% 3/7/14, LOC Northern Trust Co., VRDN (c)	3,400	3,400
Participating VRDN Series MS 3332, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	1,000	1,000
Series 2007 F, 0.03% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	2,200	2,200
Series 2011 B, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	950	950
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	400	400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	500	500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 0.04% 3/7/14, LOC Citibank NA, VRDN (c)	$ 5,900	$ 5,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)	1,500	1,500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		59,060
Indiana - 0.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.04% 3/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	200	200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.04% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	700	700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2008 H, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Indiana Fin. Auth. Rev. Series 2008 E7, 0.02% 3/7/14, VRDN (c)	1,000	1,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.03% 3/7/14, LOC Bank of Nova Scotia, VRDN (c)	2,000	2,000
		7,100
Iowa - 0.8%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.04% 3/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	700	700
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 3/7/14, VRDN (c)	5,900	5,900
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.03% 3/7/14, VRDN (c)	800	800
		7,400
Louisiana - 0.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.03% 3/7/14, VRDN (c)	$ 1,000	$ 1,000
Series 2009 A, 0.03% 3/7/14, VRDN (c)	2,115	2,115
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 3/7/14, VRDN (c)	1,250	1,250
Series 2010 B1, 0.3% 3/7/14, VRDN (c)	2,700	2,700
		8,265
Maryland - 0.6%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.04% 3/7/14, LOC Union Bank NA, VRDN (c)	800	800
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	3,200	3,200
		5,200
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.06% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
		3,500
Michigan - 0.1%
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.05% 3/3/14, LOC JPMorgan Chase Bank, VRDN (c)	100	100
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,300	1,300
		1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.9%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 6,860	$ 6,860
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,500	1,500
		8,360
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.08% 3/7/14, LOC Bank of America NA, VRDN (c)	8,500	8,500
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	700	700
Series RBC E 47, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	600	600
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.03% 3/7/14 (Liquidity Facility Freddie Mac), VRDN (c)	2,100	2,100
		11,400
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	5,470	5,470
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
		10,470
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 D 2A, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	800	800
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,455	2,455
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.04% 3/7/14, LOC Union Bank NA, VRDN (c)	1,500	1,500
		4,755
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 1.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 11,755	$ 11,755
New York - 4.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 3/7/14, LOC KeyBank NA, VRDN (c)	100	100
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 3/7/14, LOC RBS Citizens NA, VRDN (c)	1,400	1,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2559, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Series 2009 BB2, 0.06% 3/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,200	1,200
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Putters 3857, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series ROC II R 14022, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,815	2,815
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	4,300	4,300
(Fordham Univ. Proj.) Series 2008 A2, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	2,350	2,350
Participating VRDN:
Series EGL 06 47 Class A, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series EGL 07 0003, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	800	800
		36,740
North Carolina - 1.9%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.05% 3/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	2,195	2,195
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 1,000	$ 1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
		17,095
Ohio - 1.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.04% 3/3/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.06% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,360	4,360
Lancaster Port Auth. Gas Rev. 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	800	800
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2006 A, 0.04% 3/7/14, LOC UBS AG, VRDN (c)	2,000	2,000
		12,690
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,000	1,000
Pennsylvania - 5.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	3,635	3,635
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.19% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,200	1,200
Series 2008 A2, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.05% 3/7/14, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	$ 2,900	$ 2,900
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	9,500	9,500
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.37% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,690	3,690
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	3,170	3,170
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)	2,895	2,895
Somerset County Gen. Oblig. Series 2009 A, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	3,445	3,445
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	1,700	1,700
		45,825
Rhode Island - 1.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.04% 3/7/14, LOC TD Banknorth, NA, VRDN (c)	500	500
(New England Institute of Technology Proj.) Series 2008, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (c)	1,220	1,220
(Rhode Island School of Design Proj.) Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	700	700
(Roger Williams Univ. Proj.) Series 2008 B, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,515	8,515
		10,935
South Carolina - 0.6%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,000	$ 2,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.03% 3/7/14, LOC Branch Banking & Trust Co., VRDN (c)	1,800	1,800
		5,800
Tennessee - 2.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 3/7/14, LOC Bank of America NA, VRDN (c)	3,100	3,100
Series 2003, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	900	900
Series 2004, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	1,210	1,210
Series 2005, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	5,660	5,660
Series 2008, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	1,020	1,020
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	500	500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2002, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	1,710	1,710
Series 2006, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	1,000	1,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	1,500	1,500
		21,100
Texas - 3.1%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.03% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	1,400	1,400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,055	1,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	$ 2,000	$ 2,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.28% 3/3/14, VRDN (c)	3,400	3,400
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,460	4,460
North Texas Tollway Auth. Rev. Series 2011 A, 0.04% 3/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	5,795	5,795
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.28% 3/3/14, VRDN (c)	250	250
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 18, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,300	2,300
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	265	265
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,495	1,495
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	500	500
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,500	1,500
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	200	200
Texas Gen. Oblig. Participating VRDN Series Solar 06 57, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	1,000	1,000
		28,835
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 665	$ 665
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.05% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,860	3,860
		4,525
Washington - 1.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,600	1,600
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	1,300	1,300
Series DB 606, 0.05% 3/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	495	495
Series ROC II R 11889, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,250	3,250
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	1,000	1,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,200	2,200
		10,845
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.03% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,200	1,200
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14065, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,200	3,200
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
TOTAL VARIABLE RATE DEMAND NOTE (Cost $504,780)		504,780
Other Municipal Debt - 35.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 255	$ 255
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	3,600	3,604
Anchorage Gen. Oblig. Series 2014 B1, 0.1% 5/1/14, LOC JPMorgan Chase Bank, CP	800	800
		4,404
Arizona - 1.8%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,195	11,195
Phoenix Civic Impt. Corp.:
Series 2009, 0.08% 3/4/14, LOC Bank of America NA, CP	640	640
Series 2011 B1, 0.12% 3/17/14, LOC Barclays Bank PLC, CP	1,600	1,600
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	500	503
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 0.13% 3/18/14, LOC Wells Fargo Bank NA, CP	2,400	2,400
		16,338
California - 6.3%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	1,600	1,600
California Gen. Oblig. RAN:
Series 2013 A1, 2% 5/28/14	10,000	10,043
Series 2013 A2, 2% 6/23/14	10,200	10,256
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	600	601
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	3,300	3,312
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	7,100	7,143
Los Angeles Gen. Oblig. TRAN:
2% 5/1/14	6,800	6,821
2% 6/26/14	7,700	7,745
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	2,000	2,007
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	600	600
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	800	805
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	1,075	1,075
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco County Trans. Auth. Series 2004 A, 0.1% 4/7/14, LOC Wells Fargo Bank NA, CP	$ 4,000	$ 4,000
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	600	604
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	1,800	1,806
		58,418
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	4,600	4,628
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.3% tender 3/5/14, CP mode	1,500	1,500
District Of Columbia - 2.4%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	16,100	16,272
District of Columbia Rev. Bonds Series 2000, 0.14% tender 3/6/14, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
JPMorgan Chase Bonds Series Putters 4418, 0.1%, tender 4/17/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,300	1,300
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	1,900	1,900
0.12% 3/10/14, LOC JPMorgan Chase Bank, CP	500	500
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	1,000	1,000
		22,272
Florida - 1.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.08% tender 4/2/14, LOC Bank of America NA, CP mode	700	700
Florida Board of Ed. Lottery Rev. Bonds Series 2006 A, 5% 7/1/14	1,500	1,524
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,440	3,440
Hillsborough County Cap. Impt. Prog. Rev.:
Series 2013 A, 0.12% 3/6/14, LOC State Street Bank & Trust Co., Boston, CP	700	700
Series 2014 A:
0.07% 3/20/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.08% 3/27/14, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	$ 6,400	$ 6,400
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.13%, tender 9/26/14 (c)	1,000	1,000
		15,264
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	800	816
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	4,400	4,426
Illinois - 0.6%
Illinois Fin. Auth. Ed. Rev.:
Series 2014, 0.09% 5/5/14, LOC PNC Bank NA, CP	500	500
0.11% 7/8/14, LOC PNC Bank NA, CP	600	600
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs. Proj.):
Series 2012 H, 0.1% tender 7/8/14, CP mode	600	600
0.08% tender 4/3/14, CP mode	500	500
0.11% tender 6/4/14, CP mode	1,885	1,885
Illinois Sales Tax Rev. Bonds Series 2013, 2% 6/15/14	1,200	1,206
		5,291
Indiana - 1.3%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.1% tender 3/12/14, CP mode	2,900	2,900
0.1% tender 4/3/14, CP mode	1,265	1,265
Indianapolis Gas Util. Sys. Rev. 0.15% 3/6/14, LOC JPMorgan Chase Bank, CP	900	900
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	7,100	7,100
		12,165
Kansas - 1.6%
City of Lawrence BAN 1.5% 10/1/14	1,100	1,108
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	1,700	1,701
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 0.24% 3/1/14	12,000	12,000
		14,809
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 4/8/14, CP mode	$ 600	$ 600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 4/8/14, CP mode	1,200	1,200
		1,800
Maryland - 1.2%
Baltimore County Gen. Oblig.:
Series 2011:
0.07% 4/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,898	1,898
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,000	3,000
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,563	1,563
0.1% 6/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
0.08% 4/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 3/3/14 (b)(c)	1,200	1,200
		11,061
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.28% tender 4/9/14, CP mode	1,000	1,000
Series 1993 A, 0.28% tender 4/9/14, CP mode	600	600
		1,600
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 4/3/14, CP mode	500	500
0.1% tender 6/4/14, CP mode	700	700
		1,200
Minnesota - 0.1%
Univ. of Minnesota Rev. Series A, 0.09% 5/16/14, CP	600	600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Curators of the Univ. of Missouri Series 2014 A, 0.07% 3/5/14, CP	$ 600	$ 600
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.1%, tender 9/26/14 (c)	500	500
		1,100
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Series 2013 A, 0.12% 3/3/14, CP	600	600
Series A, 0.07% 5/5/14, CP	600	600
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.11% 5/5/14, CP	1,370	1,370
		2,570
Nevada - 0.7%
Clark County School District Bonds:
Series 2007 B, 5% 6/15/14	5,785	5,866
Series 2013 B, 3% 6/15/14	500	504
		6,370
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.4% tender 3/20/14, CP mode	1,200	1,200
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	500	504
New York - 0.1%
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 5/8/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	800	800
North Carolina - 0.0%
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	490	490
Ohio - 1.9%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.13% tender 5/19/14, CP mode	9,200	9,200
0.14% tender 5/5/14, CP mode	8,000	8,000
		17,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.6%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2013 A:
0.12% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	$ 7,500	$ 7,500
0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Series A, 0.06% 3/5/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
		15,000
Oregon - 0.0%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.08%, tender 10/1/14 (c)	500	500
Pennsylvania - 0.4%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	1,265	1,281
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	1,500	1,503
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	500	503
		3,287
South Carolina - 1.0%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	700	701
Charleston County School District:
BAN 1% 5/8/14	600	601
TAN 5% 4/1/14	800	803
Dorchester County No. 2 School District BAN 0.2% 5/15/14	1,500	1,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	1,300	1,300
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.3% tender 3/5/14, CP mode	4,500	4,500
		9,405
Texas - 7.1%
Austin Elec. Util. Sys. Rev. Series A, 0.07% 4/23/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,300	1,300
Fort Bend Independent School District Bonds Series PZ 124, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,415	10,415
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Series 2013 A1, 0.13% 3/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 1,300	$ 1,300
Series 2014 D, 0.06% 3/19/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,985	1,985
Harris County Metropolitan Trans. Auth. Series 2014 A1, 0.07% 3/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	1,700	1,710
Houston Util. Sys. Rev.:
Series 2013 B2, 0.12% 3/11/14, LOC Wells Fargo Bank NA, CP	600	600
Series B 2, 0.1% 5/1/14, LOC Wells Fargo Bank NA, CP	600	600
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/14	985	995
0.11% 3/11/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	700	700
0.12% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	600	600
Lower Colorado River Auth. Transmission Contract Rev. Bonds 5% 5/15/14	1,515	1,530
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.12%, tender 9/26/14 (c)	400	400
Texas A&M Univ. Rev. Series 1993 B, 0.1% 3/7/14, CP	700	700
Texas Gen. Oblig.:
Bonds Series 2010 B, 5% 10/1/14	1,000	1,028
TRAN Series 2013, 2% 8/28/14	18,000	18,160
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006, 5% 4/1/14	1,000	1,004
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 3/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 4/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400	400
0.09% 5/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.1% 6/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 600	$ 600
Upper Trinity Reg'l. Wtr. District Series 2014 A, 0.08% 3/5/14, LOC Bank of America NA, CP	3,500	3,500
		65,527
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 6/13/14 (Liquidity Facility JPMorgan Chase Bank), CP	375	375
Utah Gen. Oblig. Bonds Series 2011 A, 5% 7/1/14	1,350	1,372
		1,747
Virginia - 0.5%
Fairfax County Gen. Oblig. Bonds 5% 10/1/14	2,900	2,983
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.11%, tender 9/26/14 (c)	1,100	1,100
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,008
		5,091
Washington - 0.4%
Seattle Gen. Oblig. Bonds Series 2011, 5% 3/1/14	1,300	1,300
Washington Gen. Oblig. Bonds:
Series 2011 C, 5% 7/1/14	500	508
Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	1,825	1,825
		3,633
Wisconsin - 2.1%
Wisconsin Gen. Oblig.:
Series 2005 A, 0.07% 4/23/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Series 2013 A, 0.1% 4/4/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.09%, tender 9/26/14 (c)	490	490
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.1% tender 3/5/14, CP mode	400	400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997 A, 0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 3,125	$ 3,125
Series 2006 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,109	2,109
Series 2013 A, 0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,900	6,900
		19,284
TOTAL OTHER MUNICIPAL DEBT (Cost $330,555)		330,555
Investment Company - 9.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.03% (d)(e) (Cost $84,086)	84,086,000	84,086
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $919,421)		919,421
NET OTHER ASSETS (LIABILITIES) - 0.1%		878
NET ASSETS - 100%		$ 920,299
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,905,000 or 3.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13 - 6/3/13	$ 255
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/2/09 - 11/30/12	$ 11,195
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 8/5/10	$ 3,440
Fort Bend Independent School District Bonds Series PZ 124, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 11/21/13	$ 10,415
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 5/8/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 800
JPMorgan Chase Bonds Series Putters 4418, 0.1%, tender 3/6/14 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 1,300
Security	Acquisition Date	Cost (000s)
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 600
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 1,075
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	6/13/13 - 12/11/13	$ 1,825
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 23
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $835,335)	$ 835,335
Fidelity Central Funds (cost $84,086)	84,086
Total Investments (cost $919,421)		$ 919,421
Cash		112
Receivable for investments sold		300
Receivable for fund shares sold		929
Interest receivable		1,528
Distributions receivable from Fidelity Central Funds		2
Receivable from investment adviser for expense reductions		95
Total assets		922,387

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 600
Payable for fund shares redeemed	1,332
Accrued management fee	155
Other affiliated payables	1
Total liabilities		2,088

Net Assets		$ 920,299
Net Assets consist of:
Paid in capital		$ 920,266
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		35
Net Assets, for 918,579 shares outstanding		$ 920,299
Net Asset Value, offering price and redemption price per share ($920,299 ÷ 918,579 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 495
Income from Fidelity Central Funds		23
Total income		518

Expenses
Management fee	$ 2,039
Independent trustees' compensation	2
Total expenses before reductions	2,041
Expense reductions	(1,568)	473
Net investment income (loss)		45
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8
Net increase in net assets resulting from operations		$ 53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45	$ 108
Net realized gain (loss)	8	173
Net increase in net assets resulting from operations	53	281
Distributions to shareholders from net investment income	(47)	(105)
Distributions to shareholders from net realized gain	(181)	-
Total distributions	(228)	(105)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	123,615	278,100
Reinvestment of distributions	213	98
Cost of shares redeemed	(179,438)	(438,651)
Net increase (decrease) in net assets and shares resulting from share transactions	(55,610)	(160,453)
Total increase (decrease) in net assets	(55,785)	(160,277)

Net Assets
Beginning of period	976,084	1,136,361
End of period (including distributions in excess of net investment income of $2 and undistributed net investment income of $0, respectively)	$ 920,299	$ 976,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.007
Distributions from net investment income	- F	- F	- F	- F	- F	(.007)
Distributions from net realized gain	- F	-	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	- F	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.01%	.01%	.02%	.02%	.75%
Ratios to Average Net Assets D, E
Expenses before reductions	.43% A	.43%	.43%	.43%	.43%	.48%
Expenses net of fee waivers, if any	.10% A	.15%	.17%	.27%	.29%	.38%
Expenses net of all reductions	.10% A	.15%	.17%	.27%	.29%	.36%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 920	$ 976	$ 1,136	$ 1,337	$ 1,747	$ 2,507

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 919,421

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

The investment adviser voluntarily agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .33% of average net assets. During the period this waiver reduced the Fund's expenses by $485.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,083.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMM-USAN-0414
1.790945.110

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,057.90	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Fidelity Arizona Municipal Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	21.4	17.7
General Obligations	17.5	17.6
Education	15.6	15.3
Special Tax	15.2	14.5
Electric Utilities	10.7	15.4
Weighted Average Maturity as of February 28, 2014
		6 months ago
Years	6.2	8.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	7.7	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
AAA 0.0%	AAA 0.8%
AA,A 77.8%	AA,A 79.6%
BBB 20.1%	BBB 18.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 96.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,750,725
5.75% 7/1/23	250,000	291,333
Series 2012 A, 5% 7/1/26	1,000,000	1,136,030
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,222,274
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,079,520
Series 2012 C, 5% 6/1/26	3,035,000	3,365,117
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,792,126
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,394,950
Series 2013 A, 5% 10/1/25	1,870,000	2,093,783
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,327,616
5% 7/1/32	470,000	475,100
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	995,630
Series 2012 A, 5% 2/1/23	1,285,000	1,430,205
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,098,670
Series 2007 B, 0.973% 1/1/37 (b)	1,000,000	791,240
Series 2008 A, 5.25% 1/1/31	1,000,000	1,046,010
Series 2008 D:
5.375% 1/1/32	1,000,000	1,052,210
6% 1/1/27	1,000,000	1,109,050
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,036,050
Series 2012 A, 5% 1/1/43	3,500,000	3,586,240
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,122,730
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,165,870
Arizona Trans. Board Hwy. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,077,520
Series 2011 A, 5.25% 7/1/26	1,250,000	1,453,225
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	532,505
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,405,000	$ 1,434,224
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,140,424
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,309,256
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,133,140
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,076,806
Series 2005, 5% 12/1/35	1,000,000	1,001,740
Series 2007:
5% 12/1/27	1,000,000	1,017,650
5% 12/1/32	1,000,000	1,007,720
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,724,270
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,096,470
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,817,624
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,030,310
Series 2009 A, 6% 7/1/39	1,000,000	1,093,960
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,016,330
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,287,513
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	690,000	719,159
1% 7/1/29 (a)	480,000	504,878
1% 7/1/30 (a)	400,000	417,816
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,047,360
Mesa Hwy. Proj. Advancement Series 2011 A, 5% 7/1/17	500,000	530,915
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,173,460
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,119,470
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	898,683
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs.: - continued
Series 2012: - continued
5% 6/1/41	$ 1,250,000	$ 1,296,763
Series 2013, 5% 8/1/27	1,000,000	1,111,670
5% 6/1/21 (AMBAC Insured)	1,085,000	1,180,502
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,030,070
Series 2013, 5% 7/1/26 (c)	1,100,000	1,213,652
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,293,740
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	578,221
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,000
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,375,425
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	779,671
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,870
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	1,750,000	1,847,423
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	405,266
5% 7/1/27 (c)	400,000	419,392
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	718,322
5% 7/1/21 (AMBAC Insured)	910,000	1,003,785
Series 2013 A, 5% 12/1/22	1,000,000	1,146,900
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,916,449
5% 7/1/25	1,000,000	1,137,600
Series 2012 A:
5% 7/1/25	1,600,000	1,834,064
5% 7/1/26	1,000,000	1,128,220
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,083,850
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,099,630
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	924,689
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,213,954
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,190,563
5% 1/1/33	1,000,000	1,065,340
5% 1/1/38	2,400,000	2,534,664
Series 2009 A, 5% 1/1/26	1,950,000	2,163,545
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,574,880
5.5% 12/1/29	3,000,000	3,360,810
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	432,011
Series 2008 A, 5% 9/1/23	355,000	374,525
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,151,451
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,165,156
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,590
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,245,140
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,128
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,305,072
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,700
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/25	1,150,000	1,320,660
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	860,000	899,182
Series 2011, 6% 7/1/39	2,235,000	2,339,777
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev.: - continued
5.625% 7/1/36	$ 1,000,000	$ 1,031,000
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,459,256
Series 2009 A, 5% 6/1/39	1,000,000	1,047,260
Series 2012 A, 5% 6/1/37	2,000,000	2,144,880
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,163,800
Series 2012 A, 5.25% 8/1/33	2,000,000	2,017,620
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,072,180
		134,167,225
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	317,940
6.375% 10/1/43 (c)	200,000	203,344
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	455,856
		977,140
Puerto Rico - 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/41	500,000	73,695
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	314,844
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $131,387,200)	135,532,904
NET OTHER ASSETS (LIABILITIES) - 2.1%	2,932,361
NET ASSETS - 100%	$ 138,465,265
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Health Care	21.4%
General Obligations	17.5%
Education	15.6%
Special Tax	15.2%
Electric Utilities	10.7%
Water & Sewer	10.7%
Others* (Individually Less Than 5%)	8.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $131,387,200)		$ 135,532,904
Cash		1,669,267
Receivable for fund shares sold		131,073
Interest receivable		1,340,735
Other receivables		133
Total assets		138,674,112

Liabilities
Payable for fund shares redeemed	$ 16,462
Distributions payable	129,164
Accrued management fee	63,221
Total liabilities		208,847

Net Assets		$ 138,465,265
Net Assets consist of:
Paid in capital		$ 134,271,805
Undistributed net investment income		39,928
Accumulated undistributed net realized gain (loss) on investments		7,828
Net unrealized appreciation (depreciation) on investments		4,145,704
Net Assets, for 11,803,641 shares outstanding		$ 138,465,265
Net Asset Value, offering price and redemption price per share ($138,465,265 ÷ 11,803,641 shares)		$ 11.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 2,845,673

Expenses
Management fee	$ 391,928
Independent trustees' compensation	285
Miscellaneous	129
Total expenses before reductions	392,342
Expense reductions	(248)	392,094
Net investment income (loss)		2,453,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		389,116
Change in net unrealized appreciation (depreciation) on investment securities		5,471,075
Net gain (loss)		5,860,191
Net increase (decrease) in net assets resulting from operations		$ 8,313,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,453,579	$ 5,865,526
Net realized gain (loss)	389,116	414,386
Change in net unrealized appreciation (depreciation)	5,471,075	(13,510,768)
Net increase (decrease) in net assets resulting from operations	8,313,770	(7,230,856)
Distributions to shareholders from net investment income	(2,450,653)	(5,864,083)
Distributions to shareholders from net realized gain	(384,484)	(382,125)
Total distributions	(2,835,137)	(6,246,208)
Share transactions Proceeds from sales of shares	14,252,288	56,665,182
Reinvestment of distributions	1,777,760	3,619,802
Cost of shares redeemed	(39,096,611)	(74,669,582)
Net increase (decrease) in net assets resulting from share transactions	(23,066,563)	(14,384,598)
Redemption fees	4,163	3,595
Total increase (decrease) in net assets	(17,583,767)	(27,858,067)

Net Assets
Beginning of period	156,049,032	183,907,099
End of period (including undistributed net investment income of $39,928 and undistributed net investment income of $37,002, respectively)	$ 138,465,265	$ 156,049,032
Other Information Shares
Sold	1,245,417	4,727,263
Issued in reinvestment of distributions	153,736	300,213
Redeemed	(3,395,061)	(6,309,658)
Net increase (decrease)	(1,995,908)	(1,282,182)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.198	.382	.413	.420	.416	.425
Net realized and unrealized gain (loss)	.452	(.855)	.641	(.210)	.639	.112
Total from investment operations	.650	(.473)	1.054	.210	1.055	.537
Distributions from net investment income	(.198)	(.382)	(.412)	(.420)	(.416)	(.425)
Distributions from net realized gain	(.032)	(.025)	(.002)	-	-	(.033)
Total distributions	(.230)	(.407)	(.414)	(.420)	(.416)	(.458)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.001	.001
Net asset value, end of period	$ 11.73	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12
Total Return B, C	5.79%	(4.03)%	9.26%	1.92%	9.69%	5.15%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.47% A	3.16%	3.47%	3.71%	3.66%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,465	$ 156,049	$ 183,907	$ 160,378	$ 184,201	$ 155,053
Portfolio turnover rate	7% A	20%	12%	10%	10%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/14	% of fund's investments 8/31/13	% of fund's investments 2/28/13
1 - 7	78.2	76.7	71.6
8 - 30	5.2	8.6	1.1
31 - 60	2.0	2.9	9.9
61 - 90	2.0	0.2	0.0
91 - 180	10.9	5.1	13.2
> 180	1.7	6.5	4.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/14	8/31/13	2/28/13
Fidelity Arizona Municipal Money Market Fund	25 Days	33 Days	36 Days
All Tax-Free Money Market Funds Average*	31 Days	42 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.

Weighted Average Life
	2/28/14	8/31/13	2/28/13
Fidelity Arizona Municipal Money Market Fund	25 Days	33 Days	36 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
Variable Rate Demand Notes (VRDNs) 69.4%	Variable Rate Demand Notes (VRDNs) 66.1%
Other Municipal Debt 26.9%	Other Municipal Debt 25.4%
Investment Companies 3.6%	Investment Companies 10.5%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)† (2.0)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	2/28/14	11/30/13	8/31/13	05/31/13	2/28/13
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for period ending February 28, 2014, the most recent period shown in the table, would have been -0.46%.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 3/7/14, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 66.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.04% 3/7/14, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
Series 2008 G, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	34,730,000	34,730,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	11,710,000	11,710,000
Series 2008 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.04% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
(Royal Oaks Life Care Cmnty. Proj.):
Series 2002, 0.05% 3/7/14, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Series 2008, 0.05% 3/7/14, LOC Bank of America NA, VRDN (a)	7,900,000	7,900,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.09% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.21% 3/7/14, LOC Bank of America NA, VRDN (a)(d)	930,000	930,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.04% 3/3/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.09% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	6,895,000	6,895,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.08% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	2,254,675	2,254,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	$ 1,300,000	$ 1,300,000
(San Martin Apts. Proj.) Series A1, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.05% 3/7/14, LOC Freddie Mac, VRDN (a)(d)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.06% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.06% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,600,000	6,600,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,710,000	10,710,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (a)	2,300,000	2,300,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.09% 3/7/14, LOC Bank of America NA, VRDN (a)(d)	4,085,000	4,085,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.24% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)(d)	630,000	630,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	$ 5,735,000	$ 5,735,000
Series A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.04% 3/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,360,000	3,360,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series MS 3078, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	1,500,000	1,500,000
Series MS 3179, 0.05% 3/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,020,000	3,020,000
Series ROC II R 11980 X, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	700,000	700,000
Series WF 09 40C, 0.07% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,500,000	7,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,005,000	11,005,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)	3,900,000	3,900,000
		267,024,675
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.2% 3/3/14, VRDN (a)(d)	100,000	100,000
Series 1988, 0.2% 3/3/14, VRDN (a)(d)	300,000	300,000
Series 1994, 0.2% 3/3/14, VRDN (a)(d)	200,000	200,000
Series 1999 A, 0.21% 3/7/14, VRDN (a)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.31% 3/7/14, VRDN (a)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Series 2013 B, 0.05% 3/3/14, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 3/7/14, VRDN (a)(d)	$ 200,000	$ 200,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.12% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	300,000	300,000
Series 2008 C3, 0.14% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	200,000	200,000
		500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 3/7/14, VRDN (a)	900,000	900,000
Series 2012 A, 0.2% 3/7/14, VRDN (a)(d)	200,000	200,000
		1,100,000
New York - 0.2%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 3/7/14, LOC RBS Citizens NA, VRDN (a)	600,000	600,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 3/7/14, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.14% 3/7/14, VRDN (a)	400,000	400,000
Pennsylvania - 0.5%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.04% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,000,000	2,000,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.07% 3/3/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	200,000	200,000
		2,200,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.08% 3/3/14, VRDN (a)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.07% 3/3/14, LOC Bank of America NA, VRDN (a)	905,000	905,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 200,000	$ 200,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.33% 3/3/14, VRDN (a)(d)	1,400,000	1,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.28% 3/3/14, VRDN (a)	100,000	100,000
Series 2004, 0.45% 3/7/14, VRDN (a)(d)	100,000	100,000
		1,800,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 3/7/14, VRDN (a)(d)	250,000	250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 3/7/14, VRDN (a)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $279,139,675)		279,139,675
Other Municipal Debt - 26.9%

Arizona - 26.1%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 4% 7/1/14	2,955,000	2,992,283
Arizona School Facilities Board Ctfs. of Prtn. Bonds:
Series 2013 A1, 2% 9/1/14	2,025,000	2,043,310
Series 2013 A2, 2% 9/1/14	4,200,000	4,238,187
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/14	1,500,000	1,524,683
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/14	4,000,000	4,064,880
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2004 A, 5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,016,077
Series 2011 A, 5% 7/1/14	1,600,000	1,625,535
Arizona Unemployment Ins. TAN:
Series 2013 A, 1.5% 5/7/14	4,100,000	4,109,965
Series 2013 B, 1.5% 5/21/14	4,100,000	4,111,967
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	1,370,000	1,370,000
Mesa Gen. Oblig. Bonds:
Series 2002, 5.375% 7/1/14	1,090,000	1,108,656
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Mesa Gen. Oblig. Bonds: - continued
Series 2012, 2% 7/1/14	$ 2,000,000	$ 2,011,785
Series 2013, 2% 7/1/14	1,635,000	1,644,913
Phoenix Civic Impt. Corp.:
Series 2009, 0.08% 3/4/14, LOC Bank of America NA, CP	1,610,000	1,610,000
Series 2011 B1, 0.12% 3/17/14, LOC Barclays Bank PLC, CP	17,000,000	17,000,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	3,900,000	3,923,273
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.13% 3/6/14, LOC Royal Bank of Canada, CP	3,000,000	3,000,000
0.1% 4/3/14, LOC Royal Bank of Canada, CP	5,800,000	5,800,000
0.13% 3/18/14, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/14	3,720,000	3,778,874
Phoenix Gen. Oblig. Bonds Series 2004, 4.5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	2,470,000	2,505,552
Pima County Ctfs. of Prtn. Bonds Series 2014, 2% 12/1/14	400,000	405,312
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 4% 6/1/14	4,915,000	4,961,413
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.13% 3/6/14, CP	14,900,000	14,900,000
Scottsdale Gen. Oblig. Bonds Series 2011, 3% 7/1/14	2,000,000	2,018,488
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2005 D, 5% 7/1/14	2,500,000	2,539,578
Tempe Gen. Oblig. Bonds Series 2013 B, 1% 7/1/14	2,285,000	2,290,945
Tucson Street & Hwy. User Rev. Bonds Series 2013 A, 2% 7/1/14	4,525,000	4,550,962
		104,946,638
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 4/8/14, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Proj.) Series 2001 B, 0.25% tender 3/5/14, CP mode (d)	600,000	600,000
		1,300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.28% tender 4/9/14, CP mode	1,300,000	1,300,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.3% tender 3/5/14, CP mode (d)	$ 300,000	$ 300,000
Series 1990 A, 0.33% tender 4/9/14, CP mode (d)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $108,146,638)		108,146,638
Investment Company - 3.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.04% (b)(c) (Cost $14,652,000)	14,652,000	14,652,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $401,938,313)		401,938,313
NET OTHER ASSETS (LIABILITIES) - 0.1%		282,654
NET ASSETS - 100%		$ 402,220,967
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,370,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	12/6/12 - 1/9/14	$ 1,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 6,099
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $387,286,313)	$ 387,286,313
Fidelity Central Funds (cost $14,652,000)	14,652,000
Total Investments (cost $401,938,313)		$ 401,938,313
Cash		107,034
Receivable for fund shares sold		7,415,960
Interest receivable		369,213
Distributions receivable from Fidelity Central Funds		768
Other receivables		579
Total assets		409,831,867

Liabilities
Payable for fund shares redeemed	$ 7,586,505
Distributions payable	178
Accrued management fee	24,214
Other affiliated payables	3
Total liabilities		7,610,900

Net Assets		$ 402,220,967
Net Assets consist of:
Paid in capital		$ 402,211,386
Distributions in excess of net investment income		(31)
Accumulated undistributed net realized gain (loss) on investments		9,612
Net Assets, for 401,998,495 shares outstanding		$ 402,220,967
Net Asset Value, offering price and redemption price per share ($402,220,967 ÷ 401,998,495 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 201,630
Income from Fidelity Central Funds		6,099
Total income		207,729

Expenses
Management fee	$ 1,022,199
Independent trustees' compensation	794
Tax expense	3,295
Total expenses before reductions	1,026,288
Expense reductions	(838,820)	187,468
Net investment income (loss)		20,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3)
Net increase in net assets resulting from operations		$ 20,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,261	$ 39,766
Net realized gain (loss)	(3)	34,577
Net increase in net assets resulting from operations	20,258	74,343
Distributions to shareholders from net investment income	(20,292)	(39,744)
Distributions to shareholders from net realized gain	-	(19,435)
Total distributions	(20,292)	(59,179)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	579,203,021	1,139,250,963
Reinvestment of distributions	19,274	56,967
Cost of shares redeemed	(585,029,351)	(1,120,287,777)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,807,056)	19,020,153
Total increase (decrease) in net assets	(5,807,090)	19,035,317

Net Assets
Beginning of period	408,028,057	388,992,740
End of period (including distributions in excess of net investment income of $31 and $0, respectively)	$ 402,220,967	$ 408,028,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.006
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.006
Distributions from net investment income	- F	- F	- F	- F	- F	(.006)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	- F	- F	- F	- F	- F	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%	.02%	.01%	.01%	.01%	.64%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.50%	.50%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.09% A	.16%	.19%	.26%	.33%	.53%
Expenses net of all reductions	.09% A	.16%	.19%	.26%	.33%	.52%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,221	$ 408,028	$ 388,993	$ 382,688	$ 345,362	$ 373,206

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 131,368,020	$ 5,485,272	$ (1,320,388)	$ 4,164,884
Fidelity Arizona Municipal Money Market Fund	401,938,313	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $4,817,090 and $28,183,017, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to the investment adviser by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 129

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $838,176.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 248
Fidelity Arizona Municipal Money Market Fund	644

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance (for Fidelity Arizona Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AZI-SPZ-USAN-0414
1.790941.110

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.09%	$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/14	% of fund's investments 8/31/13	% of fund's investments 2/28/13
1 - 7	73.7	72.9	75.6
8 - 30	2.4	5.6	4.5
31 - 60	4.4	2.5	4.6
61 - 90	3.8	0.8	1.1
91 - 180	9.0	3.3	8.5
> 180	6.7	14.9	5.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/14	8/31/13	2/28/13
Fidelity Municipal Money Market Fund	34 Days	54 Days	30 Days
All Tax-Free Money Market Funds Average*	31 Days	42 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/14	8/31/13	2/28/13
Fidelity Municipal Money Market Fund	34 Days	54 Days	30 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
Variable Rate Demand Notes (VRDNs) 59.8%	Variable Rate Demand Notes (VRDNs) 62.0%
Other Municipal Debt 30.3%	Other Municipal Debt 29.2%
Investment Companies 10.2%	Investment Companies 10.6%
Net Other Assets (Liabilities)† (0.3)%	Net Other Assets (Liabilities)† (1.8)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	2/28/14	11/30/13	8/31/13	5/31/13	2/28/13
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2014, the most recent period shown in the table, would have been -0.35%.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 23,475	$ 23,475
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 3/7/14, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.07% 3/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 3/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.04% 3/3/14, VRDN (c)	15,300	15,300
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.04% 3/7/14, LOC UBS AG, VRDN (c)	43,160	43,160
		188,250
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.03% 3/7/14, LOC Union Bank NA, VRDN (c)	16,400	16,400
Participating VRDN Series Putters 4722, 0.03% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.03% 3/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	12,400	12,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.04% 3/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.05% 3/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	3,000	3,000
Series 2002, 0.03% 3/7/14, VRDN (c)	12,200	12,200
		86,665
Arizona - 1.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	30,610	30,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Banner Health Sys. Proj.):
Series 2008 G, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 17,740	$ 17,740
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,930	13,930
Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2008 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	23,800	23,800
Series 2009 F, 0.04% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	39,750	39,750
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	11,160	11,160
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.09% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	2,395	2,395
(San Angelin Apts. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Series A2, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	2,700	2,700
(Village Square Apts. Proj.) Series 2004, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.06% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 16,425	$ 16,425
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	2,625	2,625
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	28,800	28,800
Series EGL 07 0012, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	14,850	14,850
Series Putters 3307, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	23,895	23,895
Series ROC II R 14060, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	37,085	37,085
		424,555
Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.35% 3/1/14, LOC Bank of America NA, VRDN (c)(f)	225	225
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.09% 3/7/14, LOC Fannie Mae, VRDN (c)	6,915	6,915
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4% 3/7/14, VRDN (c)(f)	34,400	34,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.06% 3/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 2,310	$ 2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.06% 3/7/14, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		143,850
California - 2.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.03% 3/7/14, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.07% 3/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,110	11,110
Series ROC II R 11974, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
California Gen. Oblig.:
Series 2003 B4, 0.03% 3/7/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	5,000	5,000
Series 2003 C1, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	6,200	6,200
Series 2005 A2-1, 0.03% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	6,500	6,500
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 H, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,180	6,180
(Scripps Health Proj.) Series 2010 B, 0.02% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,100	17,100
Participating VRDN Series DB 3294, 0.04% 3/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	10,125	10,125
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.04% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 13,900	$ 13,900
Series 2002 J, 0.04% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,135	1,135
Series 2003 H, 0.04% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,665	13,665
Series 2003 M:
0.04% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,300	10,300
0.04% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,435	18,435
Series 2006 C, 0.03% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	54,000	54,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.05% 3/7/14, LOC Citibank NA, VRDN (c)(f)	5,655	5,655
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.03% 3/7/14, LOC Citibank NA, VRDN (c)	59,195	59,195
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.04% 3/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	1,500	1,500
Series Putters 2864, 0.05% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Series WF 11 36C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,840	4,840
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.05% 3/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.04% 3/7/14, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 3/7/14, LOC Bank of America NA, VRDN (c)	16,320	16,320
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	15,030	15,030
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.03% 3/7/14, LOC Citibank NA, VRDN (c)	$ 62,060	$ 62,060
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	65,750	65,750
Riverside Elec. Rev. Series 2008 A, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	8,500	8,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A2, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,095	3,095
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	21,590	21,590
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,050	10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	9,070	9,070
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,600	8,600
		618,345
Colorado - 1.5%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,825	1,825
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	39,335	39,335
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	28,090	28,090
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.05% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Solid Waste Rev.: - continued
(Waste Mgmt., Inc. Proj.) 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 14,160	$ 14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series WF 10 37C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,560	20,560
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	14,030	14,030
Series Putters 4386, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	19,760	19,760
Denver City & County School District # 1 Participating VRDN Series Putters 4336, 0.07% 3/7/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	7,880	7,880
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 11, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,775	14,775
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	34,975	34,975
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.06% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	45,490	45,490
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		455,265
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.):
Series K1, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 12,200	$ 12,200
Series L1, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	6,130	6,130
Series L2, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	8,800	8,800
Series 2011 B, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	13,785	13,785
		40,915
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.2% 3/3/14, VRDN (c)(f)	1,900	1,900
Series 1993 C, 0.25% 3/7/14, VRDN (c)	4,500	4,500
Series 1994, 0.2% 3/3/14, VRDN (c)(f)	14,000	14,000
Series 1999 A, 0.21% 3/7/14, VRDN (c)	2,300	2,300
Series 1999 B, 0.23% 3/7/14, VRDN (c)(f)	9,900	9,900
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	3,805	3,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	11,800	11,800
		48,205
District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	5,610	5,610
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3369, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 4020, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.19% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,345	6,345
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,550	32,550
(The AARP Foundation Proj.) Series 2004, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	11,900	11,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Washington Drama Society, Inc. Proj.) Series 2008, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 50,080	$ 50,080
(World Wildlife Fund Proj.) Series 2010, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	9,810	9,810
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,925	2,925
Series 2006 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2007 B2, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Series 2007 C2, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		167,570
Florida - 2.9%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	10,355	10,355
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.04% 3/7/14, LOC Citibank NA, VRDN (c)(f)	6,300	6,300
(Sanctuary Apts Proj.) Series A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	16,020	16,020
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.06% 3/7/14, LOC Bank of Nova Scotia, VRDN (c)(f)	8,220	8,220
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,065	16,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	17,860	17,860
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.05% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 07 48, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	$ 21,445	$ 21,445
Series Putters 3834 Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,000	9,000
Series ROC II R 11884X, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	22,000	22,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	5,170	5,170
(Banyan Bay Apts. Proj.) Series 1995 M, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,250	8,250
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,370	14,370
(Clarcona Groves Apts. Proj.) Series A, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	8,700	8,700
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	5,200	5,200
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Hunters Run Apts. Proj.) Series G, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
(Lynn Lake Apts. Proj.) Series B1, 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,450	7,450
(Riverwalk I Apts. Proj.) Series 2008 E, 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	6,975	6,975
(Sterling Palms Apts. Proj.) Series F, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,070	14,070
(Victoria Park Apts. Proj.) Series 2002 J, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)	2,200	2,200
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Valencia Village Apts. Proj.) Series G, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 11,350	$ 11,350
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.05% 3/3/14, LOC Bank of America NA, VRDN (c)	9,750	9,750
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,505	12,505
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.05% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	10,655	10,655
(Grande Oaks Apts. Proj.) Series A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,100	7,100
(Hunters Run Apts. Proj.) Series 2002 A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,180	8,180
(Meridian Pointe Apts. Proj.) Series 2005, 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	11,500	11,500
(Mobley Park Apts. Proj.) Series A, 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	7,290	7,290
(Morgan Creek Apts. Proj.) Series 2003, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.39% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	405	405
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.16% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.08% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,900	8,900
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.03% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	77,840	77,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.08% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 7,500	$ 7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,340	6,340
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	15,295	15,295
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
North Broward Hosp. District Rev. Series 2005 A, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	26,000	26,000
Ocean Hwy. & Port Auth. Rev. 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,000	3,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 B, 0.04% 3/7/14, LOC Northern Trust Co., VRDN (c)	29,800	29,800
Series 2009 C2, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	22,920	22,920
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	12,660	12,660
(Glenn Millenia Proj.) Series 2001 C, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,160	7,160
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	20,500	20,500
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.05% 3/7/14, LOC Northern Trust Co., VRDN (c)	5,540	5,540
(Hospice of Palm Beach Proj.) Series 2001, 0.04% 3/7/14, LOC Northern Trust Co., VRDN (c)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.04% 3/7/14, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	9,800	9,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.09% 3/7/14, LOC Bank of America NA, VRDN (c)	$ 11,400	$ 11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)	67,950	67,950
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	20,375	20,375
(Suncoast Hospice Proj.) Series 2004, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,650	12,650
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,700	7,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	22,400	22,400
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.04% 3/7/14, LOC Bank of New York, New York, VRDN (c)	8,100	8,100
		857,180
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.22% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	3,715	3,715
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.05% 3/3/14, VRDN (c)(f)	11,400	11,400
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.19% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.05% 3/3/14, VRDN (c)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	$ 47,400	$ 47,400
Series 2010 B, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	10,105	10,105
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,010	16,010
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	44,400	44,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	8,845	8,845
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,050	7,050
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.05% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	10,035	10,035
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,095	4,095
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	71,715	71,715
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	43,785	43,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 25,000	$ 25,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	9,600	9,600
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series BC 13 20U, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	4,000	4,000
Series WF 11 32C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	59,585	59,585
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.13% 3/7/14, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		548,190
Hawaii - 0.2%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,275	14,275
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	16,080	16,080
Series 2009 B, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)	12,810	12,810
Hawaii Gen. Oblig. Participating VRDN:
Series MT 4718, 0.06% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	1,340	1,340
Series Putters 4007, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,665	6,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	$ 6,160	$ 6,160
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		61,335
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2004 A, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,100	5,100
Illinois - 3.9%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	23,000	23,000
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.06% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,290	7,290
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.13% 3/7/14, LOC BMO Harris Bank NA, VRDN (c)(f)	2,430	2,430
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 4360, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Solar 06 75, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,740	19,740
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.04% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	60,900	60,900
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.08% 3/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	85,540	85,540
Series 2004 A2, 0.08% 3/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	57,970	57,970
Series 2004 A3, 0.05% 3/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	24,050	24,050
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	8,705	8,705
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.21% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	$ 3,200	$ 3,200
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.13% 3/7/14, LOC BMO Harris Bank NA, VRDN (c)(f)	2,140	2,140
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.05% 3/7/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,900	16,900
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.04% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,965	6,965
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,540	19,540
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	35,435	35,435
Series 2008 B2, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	37,535	37,535
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	39,050	39,050
Series 2008 B, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,600	11,600
(Museum of Science & Industry Proj.):
Series 2009 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	15,500	15,500
Series 2009 C, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	12,870	12,870
Series 2009 D, 0.04% 3/7/14, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	30,320	30,320
Series 2008 C, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	26,300	26,300
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,800	4,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rockford Mem. Hosp. Proj.) 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 50,400	$ 50,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.03% 3/7/14, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)	9,570	9,570
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	7,300	7,300
(The Carle Foundation Proj.) Series 2009 B, 0.03% 3/7/14, LOC Northern Trust Co., VRDN (c)	9,125	9,125
Participating VRDN:
Series BA 08 1137, 0.05% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series Floaters 3342, 0.05% 3/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	3,300	3,300
Series MS 3332, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	12,000	12,000
Series Putters 3174, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Series 2009 A, 0.04% 3/7/14, LOC BMO Harris Bank NA, VRDN (c)	21,685	21,685
Series 2009 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Series 2011 B, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	12,720	12,720
Illinois Gen. Oblig.:
Series 2003 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,800	32,800
Series 2003 B3, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,100	17,100
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	30,585	30,585
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Prairie Station Apts. Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 17,900	$ 17,900
(Valley View Apts. Proj.) 0.05% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,010	11,010
0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	11,600	11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.03% 3/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	17,000	17,000
Series 2007 A1, 0.04% 3/7/14, LOC Citibank NA, VRDN (c)	112,000	112,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)	16,650	16,650
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.1% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.07% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3220, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	28,685	28,685
Series MS 3297, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	2,600	2,600
Series Putters 3861, 0.06% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	28,500	28,500
Series RBC O 42, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	5,000	5,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.09% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
		1,166,855
Indiana - 1.6%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	21,390	21,390
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.07% 3/7/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,197	7,197
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.05% 3/7/14, VRDN (c)(f)	39,000	39,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.04% 3/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	$ 12,000	$ 12,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.04% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	32,450	32,450
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,200	7,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	40,590	40,590
Series 2008 E, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	32,700	32,700
Series 2008 H, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	33,995	33,995
Series 2008 I, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,400	3,400
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 D, 0.03% 3/7/14, LOC Northern Trust Co., VRDN (c)	6,115	6,115
Series 2011 E, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	1,950	1,950
(Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	39,990	39,990
Series 2009 D, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,100	4,100
Series 2011 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,550	15,550
Indiana Fin. Auth. Rev.:
(DePauw Univ. Proj.) Series 2008 B, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	7,860	7,860
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2008, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,420	$ 14,420
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,915	14,915
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.05% 3/7/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,065	6,065
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.03% 3/7/14, LOC Bank of Nova Scotia, VRDN (c)	4,000	4,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	15,000	15,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	31,765	31,765
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		482,797
Iowa - 0.3%
Iowa Fin. Auth. Series 2005 C, 0.05% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	5,075	5,075
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.02% 3/7/14, LOC Union Bank NA, VRDN (c)	14,800	14,800
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 3/7/14, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.03% 3/7/14, VRDN (c)	25,800	25,800
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.06% 3/7/14, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.05% 3/7/14, LOC Northern Trust Co., VRDN (c)	5,400	5,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.05% 3/3/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	$ 2,260	$ 2,260
Series 2007, 0.05% 3/3/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		74,435
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
		39,600
Kentucky - 1.4%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.04% 3/7/14, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.05% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	40,000	40,000
Series 2006 B, 0.05% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	35,000	35,000
Series 2008 A, 0.05% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	77,947	77,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 3/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.07% 3/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.07% 3/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.08% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.05% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Rev. Series 2005 B, 0.04% 3/7/14, LOC Branch Banking & Trust Co., VRDN (c)	14,800	14,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.05% 3/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	$ 18,700	$ 18,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	9,400	9,400
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,410	20,410
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.06% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.05% 3/7/14, LOC PNC Bank NA, VRDN (c)(f)	1,450	1,450
Louisville & Jefferson County Series 2011 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	19,400	19,400
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,400	13,400
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.04% 3/3/14 (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	7,000	7,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.03% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.05% 3/7/14, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		423,392
Louisiana - 1.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,840	6,840
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.06% 3/7/14, LOC Freddie Mac, VRDN (c)	4,095	4,095
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,900	$ 14,900
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,695	13,695
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,700	13,700
Series 2008 A, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	37,225	37,225
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.04% 3/7/14, VRDN (c)(f)	1,000	1,000
Series 2003, 0.04% 3/7/14, VRDN (c)(f)	15,650	15,650
Series 2004, 0.03% 3/7/14, VRDN (c)	5,900	5,900
Series 2009 A, 0.03% 3/7/14, VRDN (c)	30,735	30,735
(C-Port LLC Proj.) Series 2008, 0.08% 3/7/14, LOC Bank of America NA, VRDN (c)	7,000	7,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 3/7/14, VRDN (c)	6,530	6,530
Series 2010 B1, 0.3% 3/7/14, VRDN (c)	30,270	30,270
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Series 2010 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	48,800	48,800
Series 2010, 0.03% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	25,000	25,000
Series 2011, 0.03% 3/7/14, LOC Bank of Nova Scotia, VRDN (c)	45,000	45,000
		429,970
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	28,865	28,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Health & Higher Ed. Facilities Auth. Rev.: - continued
Series 2008 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,725	$ 4,725
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	24,000	24,000
		61,190
Maryland - 0.5%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	13,610	13,610
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)	2,000	2,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.02% 3/7/14, VRDN (c)	6,000	6,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.04% 3/7/14, LOC Union Bank NA, VRDN (c)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	21,400	21,400
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.06% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.08% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)(f)	$ 10,000	$ 10,000
Series 2008 C, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
		142,705
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.06% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.05% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series Putters 3990, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.06% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
		119,115
Michigan - 0.6%
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.04% 3/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,350	13,350
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,890	4,890
Series 22 A, 0.03% 3/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,700	18,700
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.05% 3/3/14, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	76,410	76,410
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,300	10,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 3,000	$ 3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	33,100	33,100
		180,850
Minnesota - 0.2%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	16,650	16,650
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	3,600	3,600
Oak Park Heights Multi-family Rev. 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	7,585	7,585
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,120	2,120
		46,280
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		39,000
Missouri - 1.0%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.02% 3/7/14, VRDN (c)	50,000	50,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 11,800	$ 11,800
Missouri Health & Edl. Facilities Series 2013 B, 0.05% 3/3/14, LOC Bank of America NA, VRDN (c)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series Putters 3546, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,300	11,300
Series Putters 3929, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 D, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	54,500	54,500
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.02% 3/7/14, VRDN (c)	17,100	17,100
(Ascension Health Proj.):
Series 2003 C3, 0.02% 3/7/14, VRDN (c)	18,400	18,400
Series 2008 C4, 0.02% 3/7/14, VRDN (c)	21,700	21,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	21,295	21,295
Series RBC E 47, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	17,100	17,100
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.08% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	27,600	27,600
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.03% 3/7/14 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,035	30,035
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.04% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,200	5,200
		301,715
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.22% 3/7/14, VRDN (c)(f)	450	450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 148,570	$ 148,570
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 C, 0.05% 3/7/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	102,375	102,375
Series 2013 F, 0.05% 3/7/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	14,400	14,400
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	43,960	43,960
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.04% 3/7/14 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
		329,305
Nevada - 2.8%
Clark County Arpt. Rev.:
Series 2008 A2, 0.02% 3/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	24,000	24,000
Series 2008 B2, 0.04% 3/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	50,000	50,000
Series 2008 C1, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.12% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	51,350	51,350
Series 2008 C3, 0.14% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	37,200	37,200
Series 2008 D 2A, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	77,600	77,600
Series 2008 D1, 0.03% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	38,400	38,400
Series 2008 D3, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	39,415	39,415
Series 2011 B1, 0.05% 3/7/14, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.04% 3/7/14, LOC Royal Bank of Canada, VRDN (c)(f)	49,000	49,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN:
Series Putters 3158, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 32,110	$ 32,110
Series ROC II R 11507, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.08% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,200	39,200
Series 2009 A, 0.06% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.04% 3/7/14, LOC Union Bank NA, VRDN (c)	69,850	69,850
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Eclipse Fdg. Trust Various States Participating VRDN Series Solar NV D7, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,245	12,245
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.04% 3/7/14, LOC Union Bank NA, VRDN (c)	8,000	8,000
Series 2009 A, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	18,100	18,100
Series 2009 B, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,965	6,965
		812,345
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.26% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.2% 3/7/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	1,250	1,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	$ 2,700	$ 2,700
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	9,110	9,110
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.05% 3/7/14, LOC TD Banknorth, NA, VRDN (c)	10,775	10,775
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		57,035
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 3/7/14, VRDN (c)	7,900	7,900
Series 2012 A, 0.2% 3/7/14, VRDN (c)(f)	15,000	15,000
		30,500
New Mexico - 0.3%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.03% 3/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	6,460	6,460
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	74,250	74,250
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,485	9,485
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		92,195
New York - 11.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 3/7/14, LOC KeyBank NA, VRDN (c)	2,300	2,300
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.03% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	10,900	10,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 8,425	$ 8,425
Series Putters 3282, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,650	6,650
Series ROC II R 14045, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	5,400	5,400
Series 1996 J3, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,100	12,100
Series 2004 H2 0.04% 3/7/14, LOC Bank of New York, New York, VRDN (c)	32,000	32,000
Series 2004 H6, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	15,105	15,105
Series 2004 H8, 0.04% 3/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	11,635	11,635
Series 2006 E3, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	4,600	4,600
Series 2006 E4, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	44,600	44,600
Series 2008 J10, 0.04% 3/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	11,105	11,105
Series 2008 J11, 0.14% 3/7/14 (Liquidity Facility KBC Bank NV), VRDN (c)	13,600	13,600
Series 2010 G4, 0.02% 3/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (c)	115,400	115,400
Series 2012 G3, 0.03% 3/7/14 (Liquidity Facility Citibank NA), VRDN (c)	80,450	80,450
Series 2013 A5, 0.03% 3/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	13,605	13,605
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,870	1,870
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.02% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.27% 3/7/14, LOC RBS Citizens NA, VRDN (c)	74,200	74,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Courtland Avenue Apts. Proj.) Series A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 7,905	$ 7,905
(East 165th Street Proj.) Series A, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,400	8,400
(255 West 9th Street Proj.) Series 2001 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	46,000	46,000
(James Tower Dev. Proj.) Series 2002 A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)	3,610	3,610
(Linden Plaza Proj.) Series 2008 A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	66,785	66,785
(Morris Avenue Apts. Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(West End Towers Proj.) Series 2004 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 40,700	$ 40,700
(Westport Dev. Proj.) Series 2004 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	51,500	51,500
Series 2009 A, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)	7,500	7,500
New York City Hsg. Dev. Corp. Residential Rev.:
(Montefiore Med. Ctr. Proj.) Series 1993 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,600	6,600
(Queens College Residences Proj.) Series 2009 A, 0.4% 3/7/14, LOC RBS Citizens NA, VRDN (c)	7,500	7,500
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,800	13,800
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.05% 3/7/14, LOC Lloyds Bank PLC, VRDN (c)	26,400	26,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 06 74 Class A, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	7,045	7,045
Series EGL 07 0157, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	19,130	19,130
Series Putters 3384, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,025	7,025
Series ROC II R 11904, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Series ROC II R 11931, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
Series 2008 B1, 0.03% 3/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	20,000	20,000
Series 2009 BB2, 0.06% 3/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	35,900	35,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	$ 8,865	$ 8,865
Series Putters 4084Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850	3,850
Series ROC II R 11994, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series ROC II R 14049, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	9,140	9,140
Series 1999 A2, 0.02% 3/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,200	24,200
Series 2001 A, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	46,000	46,000
Series 2003 1E, 0.06% 3/7/14 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	10,710	10,710
Series 2003 A3, 0.02% 3/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	3,300	3,300
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.06% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	20,900	20,900
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series ROC II R 14005, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	135,300	135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	20,100	20,100
(Univ. of Rochester Proj.) Series 2003 C, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	39,650	39,650
Participating VRDN:
ROC II R 11944, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	5,150	5,150
Series EGL 06 47 Class A, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 11535, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	$ 3,590	$ 3,590
Series ROC II R 11722, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	30,800	30,800
Series 1999 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	72,600	72,600
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	21,600	21,600
(350 West 43rd Street Hsg. Proj.) Series 2004 A, 0.05% 3/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	16,100	16,100
(360 West 43rd Street Hsg. Proj.) Series A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
(455 West 37th Street Hsg. Proj.) Series A, 0.05% 3/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	4,700	4,700
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A:
0.03% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	24,400	24,400
0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	62,100	62,100
(66 West 38th Street Hsg. Proj.) Series A:
0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	44,300	44,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 10,000	$ 10,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	51,500	51,500
(Biltmore Tower Hsg. Proj.) Series A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	56,800	56,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	18,700	18,700
(Helena Hsg. Proj.) Series 2003 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	11,900	11,900
(South Cove Plaza Proj.) Series A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	28,000	28,000
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
Series 2002 A, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	51,400	51,400
(West 20th Street Proj.) Series 2001 A:
0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2002 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	$ 62,600	$ 62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.03% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	47,600	47,600
Series 2004 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	52,950	52,950
Series 2009 B, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	35,900	35,900
Series 2010 A, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)	27,800	27,800
Series 2011 A2, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,700	17,700
Series 2013 A, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	19,100	19,100
Series 2013 A3, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	18,675	18,675
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	24,200	24,200
Series 2003 M1, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	14,140	14,140
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	27,155	27,155
Series 2008 B3V, 0.02% 3/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	33,550	33,550
Series 2008 BAV, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	13,550	13,550
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
Series 2011 B, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.04% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	$ 17,800	$ 17,800
Series 2004 C2, 0.03% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	4,000	4,000
Series 2005 A1, 0.03% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	4,150	4,150
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	23,000	23,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,225	12,225
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A3, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.06% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,750	16,750
		3,418,360
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.08% 3/7/14 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
North Carolina - 1.3%
BB&T Muni. Trust Participating VRDN Series BBT 08 11, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	21,240	21,240
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.03% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	25,825	25,825
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 C, 0.04% 3/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	1,445	1,445
Greensboro Combined Enterprise Sys. Rev.:
Series 2005 B, 0.05% 3/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,845	3,845
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Greensboro Combined Enterprise Sys. Rev.: - continued
Series 2009 B, 0.05% 3/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	$ 10,000	$ 10,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.4% 3/7/14, VRDN (c)(f)	2,100	2,100
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Greensboro College Proj.) 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	14,950	14,950
Participating VRDN:
Series EGL 7050060, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	23,150	23,150
Series GS 08 9TP, 0.03% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,140	23,140
Series ROC II R 11850, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
Series 2011, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,000	5,000
North Carolina Cap. Impt. Ltd. Participating VRDN Series WF 11 136C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	8,030	8,030
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.):
Series 2009 B, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	26,200	26,200
Series 2009 C, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	38,200	38,200
Participating VRDN:
Series BC 10 31W, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Series ROC II R 11808, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	36,365	36,365
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 3/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	34,730	34,730
Piedmont Triad Arpt. Auth. Series 2008 B, 0.07% 3/7/14, LOC Branch Banking & Trust Co., VRDN (c)(f)	20,865	20,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series EGL 07 0010, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	$ 4,950	$ 4,950
Series WF 11-19C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	15,855	15,855
0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.19% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	700	700
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	28,900	28,900
		395,510
North Dakota - 0.1%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.33% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	33,300	33,300
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.12% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,180	1,180
		34,480
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Series B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.06% 3/7/14, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.07% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	14,510	14,510
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	14,900	14,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.): - continued
Series 2000, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 37,300	$ 37,300
Series 2007 M, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.28% 3/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	34,300	34,300
Lancaster Port Auth. Gas Rev. 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	92,205	92,205
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.07% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,105	8,105
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.24% 3/7/14, VRDN (c)	9,300	9,300
Series B, 0.14% 3/7/14, VRDN (c)	1,300	1,300
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,700	16,700
Series 2008 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	21,100	21,100
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,590	4,590
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.04% 3/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,500	9,500
Series 2005 B2, 0.05% 3/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	10,100	10,100
Series B, 0.05% 3/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	14,900	14,900
Series 2004 D, 0.05% 3/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.05% 3/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	$ 9,905	$ 9,905
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2006 A, 0.04% 3/7/14, LOC UBS AG, VRDN (c)	52,600	52,600
		409,700
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.08% 3/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,120	10,120
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,000	5,000
Series 2008 B, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,850	23,850
Series 2008 C, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,700	7,700
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	10,330	10,330
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.15% 3/7/14, LOC PNC Bank NA, VRDN (c)(f)	430	430
Oregon Gen. Oblig. Participating VRDN:
Series ROC II R 11949, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Series WF11 57 C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,800	10,800
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.05% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	34,510	34,510
Series Eighteen B, 0.05% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	55,190	55,190
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	3,530	3,530
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Hsg. Auth. Rev.: - continued
(New Columbia - Trouton Proj.) Series 2005, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	$ 5,715	$ 5,715
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.08% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.05% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	18,025	18,025
		206,250
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	9,200	9,200
Series 2005 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	7,345	7,345
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.04% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	1,500	1,500
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.24% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,250	2,250
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	5,800	5,800
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.04% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	11,370	11,370
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.19% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	24,815	24,815
Chester County Intermediate Unit Rev. Series 2003, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	2,155	2,155
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	34,000	34,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.05% 3/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. Participating VRDN: - continued
Series Putters 3490Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,505	$ 4,505
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	9,470	9,470
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	7,740	7,740
Luzerne County Convention Ctr. Series 2012, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	6,200	6,200
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.15% 3/7/14, LOC PNC Bank NA, VRDN (c)(f)	600	600
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.07% 3/7/14, LOC Citibank NA, VRDN (c)(f)	2,300	2,300
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,590	3,590
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	26,400	26,400
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.04% 3/7/14, LOC TD Banknorth, NA, VRDN (c)(f)	16,005	16,005
Series 2005 C2, 0.04% 3/7/14, LOC Royal Bank of Canada, VRDN (c)(f)	12,255	12,255
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.36% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,100	1,100
(William Penn Charter School Proj.) Series 2008, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	7,900	7,900
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.04% 3/7/14, LOC TD Banknorth, NA, VRDN (c)	3,000	3,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.03% 3/7/14, LOC Royal Bank of Canada, VRDN (c)	7,600	7,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.03% 3/7/14, LOC Bank of America NA, VRDN (c)	7,400	7,400
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	39,445	39,445
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN: - continued
Series RBC E 28, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	$ 1,000	$ 1,000
Series RBC E 45, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	18,800	18,800
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	17,000	17,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (c)	2,775	2,775
		333,325
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.04% 3/7/14, LOC TD Banknorth, NA, VRDN (c)	22,540	22,540
(Rhode Island School of Design Proj.):
Series 2008 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	39,775	39,775
Series 2008 B, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (c)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,075	7,075
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.26% 3/7/14, LOC Bank of America NA, VRDN (c)(f)(h)	5,000	5,000
		81,900
South Carolina - 0.5%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.05% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.03% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,000	20,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.08% 3/3/14, VRDN (c)	1,000	1,000
Series 1999 B, 0.09% 3/3/14, VRDN (c)(f)	2,300	2,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.04% 3/7/14, LOC Bank of New York, New York, VRDN (c)	$ 10,405	$ 10,405
0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.05% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.07% 3/7/14, LOC Branch Banking & Trust Co., VRDN (c)(f)	18,600	18,600
		141,955
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	19,300	19,300
Series 2003, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	12,600	12,600
Series 2004, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	13,610	13,610
Series 2005, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	39,305	39,305
Series 2008, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	56,105	56,105
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.06% 3/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	3,000	3,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	12,895	12,895
Series 2011 B, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	32,600	32,600
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.07% 3/7/14, VRDN (c)(f)	11,600	11,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.06% 3/7/14, LOC Rabobank Nederland, VRDN (c)(f)	$ 29,700	$ 29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.05% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.03% 3/7/14, LOC Freddie Mac, VRDN (c)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	20,300	20,300
Series 2002, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	5,405	5,405
Series 2004, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	17,950	17,950
Series 2006, 0.07% 3/3/14, LOC Bank of America NA, VRDN (c)	51,660	51,660
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
		441,675
Texas - 7.3%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	49,425	49,425
Series 2005 2, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	53,650	53,650
Series 2005 4, 0.03% 3/7/14, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	33,700	33,700
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	3,845	3,845
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,550	5,550
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.05% 3/3/14, LOC Citibank NA, VRDN (c)(f)	20,410	20,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.05% 3/3/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 3,800	$ 3,800
Series 2002 A, 0.05% 3/3/14, LOC Bank of America NA, VRDN (c)(f)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.05% 3/7/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,965	19,965
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.06% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2001, 0.06% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.06% 3/7/14, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	5,495	5,495
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,080	7,080
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 19,865	$ 19,865
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,695	8,695
Gulf Coast Indl. Dev. Auth. 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.03% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	17,900	17,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.03% 3/7/14, VRDN (c)	24,450	24,450
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	28,705	28,705
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,605	2,605
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,480	6,480
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,510	7,510
(Primrose at Bammel Apts. Proj.) Series 2005, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,080	8,080
(Quail Chase Apts. Proj.) Series 1999, 0.06% 3/7/14, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	11,950	11,950
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.):
Series 2010, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	75,000	75,000
Series 2011, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	50,000	50,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.): - continued
Series 2012, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	$ 60,300	$ 60,300
Houston Arpt. Sys. Rev. Series 2010, 0.04% 3/7/14, LOC Barclays Bank PLC, VRDN (c)	44,055	44,055
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.07% 3/7/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	6,400	6,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.07% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.06% 3/7/14, LOC Citibank NA, VRDN (c)(f)	9,055	9,055
(Little Nell Apts. Proj.) Series 2003, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	12,300	12,300
(Mayfair Park Apts. Proj.) Series 2004, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.03% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	14,400	14,400
Series ROC II R 11411, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series 2004 B3, 0.04% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,600	5,600
Series 2004 B6, 0.03% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,500	1,500
Humble Independent School District Participating VRDN Series Solar 06 20, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	28,160	28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.34% 3/7/14, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.03% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,890	7,890
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	$ 5,145	$ 5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.05% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.06% 3/7/14 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.06% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series BA 08 1174, 0.05% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	9,105	9,105
North Texas Tollway Auth. Rev. Series 2011 A, 0.04% 3/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	69,260	69,260
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.03% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	11,665	11,665
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.28% 3/3/14, VRDN (c)	10,500	10,500
Series 2004, 0.45% 3/7/14, VRDN (c)(f)	85,350	85,350
Series 2009 A, 0.28% 3/3/14, VRDN (c)	1,300	1,300
Series 2009 C, 0.28% 3/3/14, VRDN (c)	700	700
Series 2010 B, 0.28% 3/3/14, VRDN (c)	2,385	2,385
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.04% 3/7/14, VRDN (c)(f)	24,000	24,000
Series 2001, 0.04% 3/7/14, VRDN (c)(f)	25,000	25,000
Series 2002, 0.04% 3/7/14, VRDN (c)(f)	14,500	14,500
Series 2010 A, 0.05% 3/7/14 (Total SA Guaranteed), VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.: - continued
(Air Products Proj.): - continued
Series 2012, 0.05% 3/7/14 (Total SA Guaranteed), VRDN (c)	$ 10,000	$ 10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.05% 3/7/14 (Total SA Guaranteed), VRDN (c)	34,200	34,200
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	57,200	57,200
Series RBC E 27, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,795	1,795
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.04% 3/7/14, LOC BNP Paribas SA, VRDN (c)(f)	50,000	50,000
0.04% 3/7/14, LOC Union Bank NA, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Series Putters 3560, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series Putters 3688Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,570	4,570
Series Putters 4356, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,750	17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.26% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,650	2,650
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,870	12,870
Series 2011 E, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	88,450	88,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 22,430	$ 22,430
Participating VRDN Series Putters 4363, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,625	11,625
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (c)	17,200	17,200
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,650	2,650
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)	13,000	13,000
(NRG Energy, Inc. Proj.) Series 2012, 0.04% 3/7/14, LOC Bank of America NA, VRDN (c)	6,400	6,400
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	11,700	11,700
(Chisholm Trail Proj.) Series 2004, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
(Pinnacle Apts. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	13,565	13,565
(Residences at Sunset Pointe Proj.) Series 2006, 0.09% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,080	6,080
(Windshire Apts. Proj.) Series 2007, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	13,500	13,500
Series 2004, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	11,400	11,400
Series 2006, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	13,890	13,890
Texas Gen. Oblig.:
(Veterans Land Proj.) Series A, 0.04% 3/7/14, VRDN (c)(f)	16,030	16,030
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.04% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	21,800	21,800
Fund II Series 2007 A, 0.04% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	36,730	36,730
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series DB 448, 0.06% 3/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	$ 5,625	$ 5,625
Series EGL 06 0125, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	37,000	37,000
Series Putters 3478, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 3480, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495	7,495
Series 2012 A, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	3,700	3,700
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,350	6,350
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	9,385	9,385
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series Putters 1646, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,055	13,055
Series WF 11 13C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	16,900	16,900
Series 2008 B, 0.02% 3/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	115,100	115,100
		2,151,255
Utah - 0.4%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,700	12,700
Salt Lake City Sales Tax Rev. 0.04% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	2,905	2,905
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 F1, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,950	5,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2002 G Class I, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 8,095	$ 8,095
Series 2003 A, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,385	5,385
Series 2003 B, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,905	5,905
Series 2003 C, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,725	5,725
Series 2003 E, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,005	8,005
Series 2003 F, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,535	4,535
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,450	30,450
		105,705
Virginia - 0.5%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.05% 3/7/14, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.02% 3/7/14, VRDN (c)	9,800	9,800
Participating VRDN Series MS 3309, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.03% 3/7/14, VRDN (c)	28,615	28,615
Series 2003 D, 0.03% 3/7/14, VRDN (c)	9,000	9,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.1% 3/7/14, LOC Bank of America NA, VRDN (c)	3,530	3,530
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 3,770	$ 3,770
Series 2001, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,400	3,400
Series 2006, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,750	4,750
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.03% 3/7/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	6,770	6,770
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	3,745	3,745
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,015	1,015
		146,757
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.06% 3/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.06% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	16,650	16,650
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Series ROC II R 11962, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2008, 0.03% 3/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	78,715	78,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	$ 25,000	$ 25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.06% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.07% 3/7/14, LOC Bank of America NA, VRDN (c)	7,755	7,755
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	37,750	37,750
Series Solar 07 94, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,682	2,682
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	15,010	15,010
Washington Gen. Oblig. Participating VRDN:
Series BA 1212, 0.05% 3/7/14 (Liquidity Facility Bank of America NA) (c)(g)	7,000	7,000
Series Clipper 05 39, 0.03% 3/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	18,000	18,000
Series DB 599, 0.06% 3/7/14 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,570	4,570
Series Floaters 3040, 0.05% 3/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series Putters 3501Z, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series ROC II R 14074, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
Series Solar 06 13, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	41,700	41,700
Series WF 11-16C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Solar 07 66, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,595	19,595
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.05% 3/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	$ 8,350	$ 8,350
(Avalon Ridge Apts. Proj.) Series 1999, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.06% 3/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.06% 3/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.06% 3/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.06% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.06% 3/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	38,900	38,900
(Vintage Mount Vernon Proj.) Series A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.04% 3/7/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.04% 3/7/14, LOC Freddie Mac, VRDN (c)	4,855	4,855
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 39,200	$ 39,200
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,570	9,570
		846,362
West Virginia - 0.7%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.04% 3/7/14, LOC Deutsche Bank AG, VRDN (c)(f)	11,900	11,900
Series 1990 B, 0.04% 3/7/14, LOC Deutsche Bank AG, VRDN (c)(f)	12,000	12,000
Series 1990 C, 0.04% 3/7/14, LOC Deutsche Bank AG, VRDN (c)(f)	6,000	6,000
Series 1990 D, 0.04% 3/7/14, LOC Deutsche Bank AG, VRDN (c)(f)	6,100	6,100
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.07% 3/7/14, LOC Union Bank NA, VRDN (c)(f)	31,700	31,700
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.04% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	40,275	40,275
Series 2009 A, 0.04% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.03% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.03% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	59,700	59,700
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/7/14, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		195,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.3%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 20,700	$ 20,700
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.05% 3/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,000	4,000
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.02% 3/7/14, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
Participating VRDN ROC II R 11837, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.05% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,095	7,095
Series 2008 A, 0.03% 3/7/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,525	10,525
		89,345
Wyoming - 0.1%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.09% 3/7/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 3/7/14, VRDN (c)(f)	19,500	19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 3/7/14, VRDN (c)	6,400	6,400
		30,900
TOTAL VARIABLE RATE DEMAND NOTE (Cost $17,672,358)		17,672,358
Other Municipal Debt - 30.3%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,930	4,930
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	97,095	97,196
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Gen. Oblig. Series 2014 B1, 0.1% 5/1/14, LOC JPMorgan Chase Bank, CP	$ 38,950	$ 38,950
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	24,890	24,958
		161,104
Arizona - 0.7%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2013 A2, 2% 9/1/14	5,890	5,944
Arizona Unemployment Ins. TAN:
Series 2013 A, 1.5% 5/7/14	10,900	10,926
Series 2013 B, 1.5% 5/21/14	12,900	12,938
Phoenix Civic Impt. Corp.:
Series 2009, 0.08% 3/4/14, LOC Bank of America NA, CP	16,925	16,925
Series 2011 B1, 0.12% 3/17/14, LOC Barclays Bank PLC, CP	56,600	56,600
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	14,695	14,783
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
0.1% 4/3/14, LOC Royal Bank of Canada, CP	40,300	40,300
0.13% 3/18/14, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.13% 3/6/14, CP	13,600	13,600
		218,916
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds:
Series 2010, 4% 8/1/14	12,100	12,293
Series 2013, 2% 6/15/14	2,000	2,010
		14,303
California - 6.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	4,525	4,561
Series 2010 M, 5% 5/1/14	5,000	5,040
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S3, 0.15% tender 8/28/14, CP mode	33,100	33,100
Series T4, 5% 3/15/14	2,520	2,525
California Gen. Oblig.:
Bonds 5% 4/1/14	4,000	4,016
RAN:
Series 2013 A1, 2% 5/28/14	291,750	293,008
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
RAN: - continued
Series 2013 A2, 2% 6/23/14	$ 288,700	$ 290,293
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	15,635	15,659
Grossmont Healthcare District Bonds Series WF 11 30C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,110	10,110
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	88,400	88,713
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.08% 3/10/14, LOC Wells Fargo Bank NA, CP	6,600	6,600
TRAN 2% 6/30/14	191,000	192,150
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 4/8/14 (Liquidity Facility Wells Fargo Bank NA), CP	62,000	62,000
Los Angeles Gen. Oblig. TRAN:
2% 5/1/14	188,085	188,659
2% 6/26/14	212,300	213,536
Los Angeles Wastewtr. Sys. Bonds Series 2013 A, 2% 6/1/14	10,655	10,703
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	52,930	53,117
Orange County Local Trans. Auth. Sales Tax Rev. Series 2013 A, 0.12% 3/11/14, LOC JPMorgan Chase Bank, CP	25,000	25,000
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,615	16,615
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	22,100	22,234
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	21,970	21,970
San Diego Unified School District TRAN Series 2013 A2, 2% 6/30/14	27,600	27,766
San Francisco City & County Gen. Oblig. Bonds:
Series 2011 R1, 5% 6/15/14	6,190	6,276
Series 2013 C, 4% 6/15/14	7,915	8,003
San Francisco County Trans. Auth.:
Series 2004 A, 0.1% 4/7/14, LOC Wells Fargo Bank NA, CP	27,215	27,215
Series 2004 B, 0.1% 4/7/14, LOC Wells Fargo Bank NA, CP	56,250	56,250
San Jose Int'l. Arpt. Rev. Series 2014 A2, 0.08% 5/16/14, LOC Barclays Bank PLC, CP	7,265	7,265
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	16,900	17,003
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	$ 38,600	$ 38,769
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	47,325	47,494
		1,795,650
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	143,800	144,685
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	197,200	197,722
		342,407
Connecticut - 0.1%
Hartford County Metropolitan District Gen. Oblig. BAN 1.25% 3/25/14	11,200	11,208
Naugatuck Gen. Oblig. BAN 1% 3/18/14	7,700	7,703
		18,911
Delaware - 0.0%
Delaware Gen. Oblig. Bonds:
Series 2008 A, 5% 3/1/14	2,350	2,350
Series 2009 C, 5% 10/1/14	5,875	6,043
		8,393
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	109,200	110,361
District of Columbia Rev. Bonds Series 2000, 0.14% tender 3/6/14, LOC JPMorgan Chase Bank, CP mode	71,600	71,600
JPMorgan Chase Bonds Series Putters 4418, 0.1%, tender 4/17/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	39,900	39,900
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 5/1/14, LOC JPMorgan Chase Bank, CP	26,660	26,660
0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	57,700	57,700
0.12% 3/10/14, LOC JPMorgan Chase Bank, CP	13,400	13,400
0.12% 3/10/14, LOC JPMorgan Chase Bank, CP	2,000	2,000
0.13% 3/4/14, LOC JPMorgan Chase Bank, CP	27,600	27,600
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	47,900	47,900
		397,121
Florida - 1.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.08% tender 4/2/14, LOC Bank of America NA, CP mode	21,300	21,300
Florida Board of Ed. Lottery Rev. Bonds:
Series 2010 D, 5% 7/1/14	5,400	5,487
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Bonds: - continued
Series 2010 E, 4% 7/1/14	$ 2,600	$ 2,632
Series 2010 F, 5% 7/1/14	9,555	9,707
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/14	5,000	5,060
Series 2012 B, 5% 6/1/14	2,160	2,186
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	15,830	15,926
Florida Gen. Oblig. Bonds Series 2009 B, 5% 7/1/14	8,070	8,199
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	37,240	37,836
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 3/18/14, LOC JPMorgan Chase Bank, CP	15,573	15,573
0.09% 4/3/14, LOC JPMorgan Chase Bank, CP	13,858	13,858
0.11% 3/4/14, LOC JPMorgan Chase Bank, CP	4,940	4,940
Hillsborough County Aviation Auth. Rev. Bonds Series 2013 A, 2% 10/1/14 (f)	12,195	12,313
Hillsborough County Cap. Impt. Prog. Rev.:
Series 2013 A:
0.12% 3/6/14, LOC State Street Bank & Trust Co., Boston, CP	23,100	23,100
0.12% 3/13/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Series 2014 A:
0.07% 3/20/14, LOC State Street Bank & Trust Co., Boston, CP	14,438	14,438
0.08% 3/27/14, LOC State Street Bank & Trust Co., Boston, CP	13,800	13,800
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds 2% 10/1/14	5,940	6,004
Series C1, 0.08% 4/2/14, CP	21,360	21,360
Jacksonville Gen. Oblig. Series 2004 A, 0.12% 3/6/14, LOC Barclays Bank PLC, CP	6,700	6,700
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 23 Issue 2, 5% 10/1/14	7,000	7,197
Series 25 Issue 2, 4% 10/1/14	5,000	5,113
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	179,600	179,612
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.14%, tender 9/26/14 (c)	$ 14,500	$ 14,500
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.13%, tender 9/26/14 (c)	14,515	14,515
		465,356
Georgia - 0.3%
Georgia Gen. Oblig. Bonds:
Series 2004 B, 5% 3/1/14	1,000	1,000
Series 2007 B, 5% 4/1/14	3,500	3,514
Series 2012 A, 5% 7/1/14	2,000	2,032
Series WF 08 12C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,630	14,630
4% 1/1/15	1,000	1,032
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.11% tender 3/17/14, LOC Barclays Bank PLC, CP mode	15,550	15,550
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/14	6,000	6,072
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.09% 5/16/14, LOC Bank of New York, New York, CP	9,000	9,000
Series 2012 D1, 0.11% 3/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	29,800	29,800
Series 2012 D2, 0.11% 3/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,000	12,000
		94,630
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/14	4,000	4,066
Series 2013 EI, 5% 8/1/14	23,515	23,992
		28,058
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	121,800	122,529
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.1%, tender 9/26/14 (c)	13,000	13,000
		135,529
Illinois - 0.7%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 D1, 0.12% 4/3/14, LOC BMO Harris Bank NA, CP (f)	8,625	8,625
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
0.1% 4/3/14, LOC BMO Harris Bank NA, CP	$ 2,750	$ 2,750
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	11,600	11,663
Illinois Fin. Auth. Ed. Rev.:
Series 2014, 0.09% 5/5/14, LOC PNC Bank NA, CP	17,240	17,240
0.11% 7/8/14, LOC PNC Bank NA, CP	14,000	14,000
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.15%, tender 9/26/14 (c)	11,700	11,700
(Hosp. Sisters Svcs. Proj.):
Series 2012 H, 0.1% tender 7/8/14, CP mode	16,900	16,900
Series 2012 I, 0.11% tender 6/4/14, CP mode	39,460	39,460
Series H, 0.08% tender 3/10/14, CP mode	12,500	12,500
0.08% tender 4/3/14, CP mode	17,200	17,200
Series 2010 D, 4% 4/1/14	2,790	2,799
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	3,005	3,052
Series 2010, 5% 6/15/14	2,680	2,718
Series 2013, 2% 6/15/14	31,400	31,564
		192,171
Indiana - 1.3%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,360	1,360
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.1% tender 3/12/14, CP mode	87,645	87,645
0.1% tender 4/3/14, CP mode	35,500	35,500
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,000	1,006
Indianapolis Gas Util. Sys. Rev. 0.15% 3/6/14, LOC JPMorgan Chase Bank, CP	43,000	43,000
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	214,800	214,800
		383,311
Kansas - 0.7%
City of Lawrence:
BAN:
1% 5/1/14	26,800	26,837
1.5% 10/1/14	31,405	31,644
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
City of Lawrence: - continued
Bonds Series II, 1.5% 10/1/14	$ 11,270	$ 11,356
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.26% 9/1/14 (c)	24,780	24,806
Wichita Gen. Oblig. BAN:
Series 258, 0.5% 10/15/14	57,900	57,923
0.25% 10/15/14 (f)	44,200	44,200
		196,766
Kentucky - 0.3%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.25% tender 3/5/14, CP mode (f)	35,000	35,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 4/8/14, CP mode	9,600	9,600
Trimble County Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 4/8/14, CP mode	19,800	19,800
(Louisville Gas & Elec. Proj.) Series 2001 B, 0.25% tender 3/5/14, CP mode (f)	9,400	9,400
		73,800
Louisiana - 0.0%
Louisiana Gen. Oblig. Bonds Series 2009 A, 5% 5/1/14	5,000	5,040
Maryland - 0.5%
Baltimore County Gen. Oblig.:
Series 2011:
0.07% 4/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,815	32,815
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,125	33,125
0.1% 6/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	16,700	16,700
0.08% 4/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,550	18,550
Maryland Gen. Oblig. Bonds Second Series 2010 B, 5% 8/1/14	2,170	2,214
Montgomery County Gen. Oblig. Bonds Series 2013 MD: 0.1% tender 3/3/14 (b)(c)	19,500	19,500
0.1% tender 6/2/14 (b)(c)	20,200	20,200
		143,104
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.33% tender 4/9/14, CP mode (f)	24,400	24,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. RAN Series 2013 B, 2% 5/29/14	$ 50,000	$ 50,225
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.28% tender 4/9/14, CP mode	12,675	12,675
0.28% tender 4/10/14, CP mode	8,000	8,000
Series 1993 A, 0.28% tender 4/9/14, CP mode	15,000	15,000
Series 1993 B:
0.35% tender 3/27/14, CP mode	1,650	1,650
0.4% tender 3/20/14, CP mode	8,800	8,800
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.3% tender 3/5/14, CP mode (f)	1,100	1,100
		121,850
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Series 6, 0.08% 3/20/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,680	3,680
Michigan Fin. Auth. Rev. Bonds Series 2013 M1: 0.1% tender 3/3/14 (b)(c)	8,000	8,000
0.1% tender 6/2/14 (b)(c)	8,000	8,000
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 4/3/14, CP mode	16,965	16,965
0.09% tender 5/5/14, CP mode	17,340	17,340
0.1% tender 6/4/14, CP mode	24,590	24,590
0.1% tender 7/8/14, CP mode	50,000	50,000
		128,575
Minnesota - 0.4%
Minneapolis Gen. Oblig. Bonds Series 2013, 2% 12/1/14	2,080	2,108
Minnesota 911 Rev. Bonds (Pub. Safety Radio Communications Sys. Proj.) Series 2011, 4% 6/1/14	1,600	1,615
Minnesota Gen. Oblig. Bonds:
Series 2009 E, 5% 8/1/14	4,000	4,080
Series 2010 D, 5% 8/1/14	2,825	2,882
Series 2013 A, 5% 8/1/14	6,835	6,973
Series WF 11 110C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	23,525	23,525
5% 10/1/14	16,000	16,458
5% 10/1/14	13,675	14,060
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.1% 7/8/14, CP	9,000	9,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota Rev. Series A:
0.05% 3/5/14, CP	$ 8,700	$ 8,700
0.09% 5/16/14, CP	22,600	22,600
0.09% 5/16/14, CP	7,650	7,650
		119,651
Missouri - 0.2%
Curators of the Univ. of Missouri:
Series 2014 A, 0.07% 3/5/14, CP	17,000	17,000
Series A, 0.05% 3/5/14, CP	19,000	19,000
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.1%, tender 9/26/14 (c)	13,600	13,600
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	22,700	22,802
		72,402
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2013 A, 0.12% 3/3/14, CP	15,400	15,400
Series A, 0.07% 5/5/14, CP	16,900	16,900
Omaha Pub. Pwr. District Elec. Rev.:
Series 2013 A, 0.12% 3/6/14, CP	7,500	7,500
Series A:
0.07% 3/3/14, CP	5,200	5,200
0.07% 4/22/14, CP	15,000	15,000
0.07% 4/23/14, CP	13,500	13,500
		73,500
Nevada - 0.3%
Clark County School District Bonds:
Series 1998, 5.5% 6/15/14	1,650	1,676
Series 2006 A, 5% 6/15/14	2,000	2,028
Series 2011 A, 5% 6/15/14	7,000	7,096
Series 2013 A, 4% 6/15/14	3,840	3,881
Series 2013 B, 3% 6/15/14	14,200	14,314
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 2% 12/1/14	1,525	1,546
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.12% 5/6/14, LOC JPMorgan Chase Bank, CP	23,000	23,000
Series 2006 B, 0.07% 4/23/14, LOC Wells Fargo Bank NA, CP	25,000	25,000
		78,541
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A1, 0.3% tender 3/5/14, CP mode (f)	$ 35,500	$ 35,500
Series 1990 B, 0.4% tender 3/20/14, CP mode	27,900	27,900
Series 1990 A, 0.33% tender 4/9/14, CP mode (f)	9,450	9,450
		72,850
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	15,669	15,798
West Milford Township Gen. Oblig. BAN 1.25% 10/3/14	5,550	5,580
		21,378
New Mexico - 0.1%
New Mexico Gen. Oblig. Bonds Series 2013, 2% 3/1/14	6,445	6,445
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	1,000	1,016
Series 2010 B, 5% 7/1/14	8,230	8,362
Series 2013 A, 5% 7/1/14	6,000	6,096
		21,919
New York - 0.3%
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 5/8/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	24,130	24,130
New York Metropolitan Trans. Auth. Rev. Series 2D, 0.12% 4/9/14, LOC Citibank NA, CP	30,000	30,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	46,350	46,541
		100,671
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D, 0.08% 4/3/14, CP	8,500	8,500
Charlotte Gen. Oblig. Bonds Series 2013 B, 2% 7/1/14	9,580	9,638
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/14	3,000	3,000
North Carolina Gen. Oblig. Bonds Series 2004 A, 5.25% 3/1/14	4,170	4,170
North Carolina Grant Anticipation Rev. Bonds Series 2012, 3% 3/1/14	13,250	13,250
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig. Bonds:
Series 2010 A, 5% 4/1/14	$ 4,685	$ 4,704
Series 2013 B, 3% 5/1/14	3,225	3,240
		46,502
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.1% tender 7/7/14, CP mode	12,400	12,400
0.1% tender 7/7/14, CP mode	13,450	13,450
0.13% tender 5/19/14, CP mode	7,200	7,200
0.14% tender 4/4/14, CP mode	10,000	10,000
Series 2008 B6:
0.13% tender 5/19/14, CP mode	8,600	8,600
0.14% tender 4/4/14, CP mode	8,800	8,800
Series 2008 B5, 0.14% tender 3/6/14, CP mode	18,650	18,650
		79,100
Oklahoma - 0.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2013 A, 0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
Series A:
0.08% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.09% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
		7,500
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.08%, tender 10/1/14 (c)	15,400	15,400
Oregon Gen. Oblig. TAN Series 2013 A, 1.5% 7/31/14	127,800	128,503
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	19,700	19,767
Portland Ore Wtr. Sys. Rev. Bonds Series 2013, 5% 10/1/14	5,030	5,172
		168,842
Pennsylvania - 0.3%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	13,790	13,966
Pennsylvania Gen. Oblig. Bonds:
Series I, 5% 9/1/14	11,495	11,778
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Bonds: - continued
4% 11/15/14	$ 7,795	$ 8,009
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	45,900	45,988
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	12,300	12,381
		92,122
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2010 A, 5% 10/1/14	4,995	5,135
South Carolina - 1.0%
Beaufort County School District:
BAN Series 2013 B, 1.25% 4/24/14	18,100	18,128
Bonds Series 2013 E, 3.25% 3/3/14 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	10,525	10,527
Charleston County School District:
BAN 1% 5/8/14	16,900	16,925
TAN 5% 4/1/14	35,800	35,951
Cherokee County School District No. 1 Bonds Series 2013 A, 3% 3/1/14 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	4,310	4,310
Dorchester County No. 2 School District BAN 0.2% 5/15/14	43,300	43,301
Oconee County School District Bonds Series 2014 A, 2% 3/1/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed) (b)	5,525	5,626
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2013 A, 1.5% 3/3/14 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	33,960	33,962
Series 2013 D, 1% 3/3/14 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	85,015	85,019
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/14	10,000	10,096
Series 2011 A:
5% 3/1/14	10,000	10,000
5% 3/1/14	5,000	5,000
Series 2012 A, 5% 4/1/14	5,435	5,458
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.3% tender 3/5/14, CP mode	23,000	23,000
		307,303
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	$ 3,500	$ 3,626
Tennessee Gen. Oblig. Bonds Series 2010 A, 4% 5/1/14	5,445	5,480
		9,106
Texas - 7.1%
Austin Elec. Util. Sys. Rev.:
Series 2013 A:
0.11% 3/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,200	6,200
0.14% 3/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,140	8,140
0.14% 3/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,600	6,600
0.14% 3/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,540	7,540
Series 2014 A, 0.06% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,600	4,600
Series A:
0.07% 4/23/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	24,700	24,700
0.07% 4/23/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	39,190	39,190
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds 3% 7/1/14	5,855	5,911
Brownsville Util. Sys. Rev. Series 2014 A, 0.13% 8/11/14, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series WF 09 60C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	20,570	20,570
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,580	13,580
Harris County Gen. Oblig.:
Series 2013 A1, 0.13% 3/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,100	9,100
Series 2014 D:
0.06% 3/19/14 (Liquidity Facility JPMorgan Chase Bank), CP	18,360	18,360
0.06% 3/19/14 (Liquidity Facility JPMorgan Chase Bank), CP	8,815	8,815
Harris County Metropolitan Trans. Auth.:
Series 2013 A3, 0.17% 3/27/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2014 A1, 0.07% 3/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	$ 10,000	$ 10,000
Houston Arpt. Sys. Rev. Series A, 0.11% 5/15/14, LOC Royal Bank of Canada, CP (f)	1,000	1,000
Houston Gen. Oblig.:
Bonds Series 2004 A, 5.25% 3/1/14	2,500	2,500
TRAN Series 2013, 2% 6/30/14	47,500	47,785
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.11% 4/2/14, CP	4,550	4,550
Houston Util. Sys. Rev.:
Bonds:
Series 2004 A, 5.25% 5/15/14	12,000	12,129
Series 2011 E, 5% 11/15/14	6,900	7,136
Series 2013 B2, 0.12% 3/11/14, LOC Wells Fargo Bank NA, CP	17,000	17,000
Series B 2, 0.1% 5/1/14, LOC Wells Fargo Bank NA, CP	20,700	20,700
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,630	5,630
Lower Colorado River Auth. Rev.:
Series B, 0.06% 4/3/14, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
0.07% 3/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	23,600	23,600
0.07% 3/11/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
0.09% 3/11/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,600	14,600
0.11% 3/11/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	34,300	34,300
0.12% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,000	16,000
Lower Colorado River Auth. Transmission Contract Rev. Bonds 5% 5/15/14	6,595	6,661
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,200	7,200
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.08% tender 4/11/14, LOC JPMorgan Chase Bank, CP mode	23,000	23,000
0.09% tender 4/9/14, LOC JPMorgan Chase Bank, CP mode	15,000	15,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Independent School District Bonds Series 2010, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	$ 2,500	$ 2,616
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.16%, tender 9/26/14 (c)	6,300	6,300
Series 2013 B, 0.12%, tender 9/26/14 (c)	9,500	9,500
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 4% 3/1/14	6,300	6,300
Texas A&M Univ. Rev.:
Bonds Series 2013 B, 3% 5/15/14	11,960	12,029
Series 1993 B:
0.1% 3/7/14, CP	20,950	20,950
0.1% 3/10/14, CP	7,385	7,385
0.1% 4/4/14, CP	9,518	9,518
0.1% 4/4/14, CP	9,375	9,375
Texas Gen. Oblig.:
Bonds Series 2010 B, 5% 8/1/14	1,000	1,020
TRAN Series 2013, 2% 8/28/14	1,249,605	1,260,757
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 5/1/14, LOC Barclays Bank PLC, CP	15,835	15,835
0.09% 5/1/14, LOC Barclays Bank PLC, CP	4,900	4,900
0.12% 3/17/14, LOC Barclays Bank PLC, CP	18,600	18,600
0.12% 3/17/14, LOC Barclays Bank PLC, CP	3,300	3,300
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	4,825	4,903
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/14	1,500	1,506
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 1% 7/15/14	2,590	2,598
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 3/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,200	17,200
0.07% 4/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,538	9,538
0.08% 3/10/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,692	9,692
0.08% 4/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,800	13,800
0.08% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,500	7,500
0.08% 5/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.08% 5/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.09% 5/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 17,200	$ 17,200
0.1% 3/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,000	12,000
0.1% 3/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,100	11,100
0.1% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,400	14,400
0.1% 4/9/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,550	7,550
0.1% 6/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,200	17,200
0.1% 7/8/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	22,432	22,432
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
Upper Trinity Reg'l. Wtr. District Series 2014 A, 0.08% 3/5/14, LOC Bank of America NA, CP	15,000	15,000
		2,084,201
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 2% 7/1/14	4,200	4,226
Series 2013 B1, 0.11% 6/13/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
Utah Gen. Oblig. Bonds:
Series 2004 A, 5% 7/1/14	11,900	12,091
Series 2009 C, 4% 7/1/14	250	253
Series 2010 A, 5% 7/1/14	3,770	3,831
Series 2011 A, 5% 7/1/14	4,630	4,705
		35,306
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.1% 5/9/14, LOC JPMorgan Chase Bank, CP	5,300	5,300
Virginia - 0.6%
Fairfax County Gen. Oblig. Bonds:
Series 2004 A, 5.25% 4/1/14	3,500	3,515
Series 2009 C, 3% 10/1/14	3,000	3,051
3% 10/1/14	7,755	7,887
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.11%, tender 9/26/14 (c)	$ 23,000	$ 23,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.6% tender 3/7/14, CP mode (f)	23,600	23,600
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.15%, tender 9/26/14 (c)	14,155	14,155
Series 2012 A, 0.11%, tender 9/26/14 (c)	13,045	13,045
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.07% 4/23/14, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 0.55% tender 3/7/14, CP mode	11,200	11,200
Virginia Beach Gen. Oblig. Bonds Series 2011 A, 4% 6/1/14	4,500	4,543
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (Pub. Higher Ed. Fing. Prog.) Series 2009 B, 5% 9/1/14	4,475	4,583
Virginia Commonwealth Trans. Board Rev. Bonds Series 2010 A, 5% 5/15/14	9,710	9,806
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2005 C, 5% 8/1/14	2,000	2,041
Series 2006 A, 5% 8/1/14	5,330	5,438
Series 2010 B1, 5% 8/1/14	6,055	6,179
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	6,615	6,748
Series 2013 I, 5% 4/15/14	11,065	11,130
		163,721
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2005 A, 5% 7/1/14	3,000	3,048
Series 2006 A, 5% 7/1/14	3,650	3,708
Series 2008 A, 5% 7/1/14	1,485	1,509
Series 2009, 4% 7/1/14	1,000	1,013
Series A, 5.25% 7/1/14	5,000	5,087
Port of Seattle Rev. Series 2014 B1, 0.12% 4/8/14, LOC Bank of America NA, CP (f)	17,655	17,655
Seattle Gen. Oblig. Bonds:
Series 2010 B, 5% 8/1/14	3,165	3,230
Series 2011, 5% 3/1/14	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	1,300	1,326
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Bonds: - continued
Series 2010 B, 5% 2/1/15	$ 7,540	$ 7,874
Series 2012 A, 3% 6/1/14	4,755	4,788
Spokane County School District #81 Bonds Series 2013, 5% 12/1/14 (Washington Gen. Oblig. Guaranteed)	10,900	11,295
Washington Ctfs. of Prtn. Bonds Series 2013 D, 2% 7/1/14	4,445	4,471
Washington Gen. Oblig. Bonds:
Series 2011 A, 5% 1/1/15	3,120	3,246
Series 2011 B, 5% 7/1/14	10,995	11,172
Series 2012 B1, 4% 8/1/14	9,000	9,145
Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	15,435	15,435
Washington Health Care Facilities Auth. Rev. Bonds:
Series 2009 A, 6.5% 11/15/14 (Pre-Refunded to 11/15/14 @ 100)	17,730	18,528
Series 2013 B1, 0.18%, tender 9/26/14 (c)	19,000	19,000
Series 2013 B2, 0.18%, tender 9/26/14 (c)	20,000	20,000
		166,530
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.33% tender 4/10/14, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.6% tender 3/7/14, CP mode (f)	7,400	7,400
		27,400
Wisconsin - 0.9%
Madison Gen. Oblig. Bonds Series 2013 A, 1.5% 10/1/14	5,730	5,773
Milwaukee Gen. Oblig. Bonds Series 2013, 5% 5/15/14	9,500	9,594
Milwaukee School District RAN 2% 6/30/14	91,000	91,552
Wisconsin Clean Wtr. Rev. Bonds Series 2, 5.25% 6/1/14	4,765	4,826
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/14	2,000	2,018
Series 2009 C, 4% 5/1/14	3,365	3,387
Series 2011 B, 5% 5/1/14	3,000	3,024
Series 2005 A, 0.07% 4/23/14 (Liquidity Facility Bank of New York, New York), CP	14,500	14,500
Series 2006 A, 0.09% 5/16/14 (Liquidity Facility Bank of New York, New York), CP	20,000	20,000
Series 2013 A, 0.1% 4/4/14 (Liquidity Facility Bank of New York, New York), CP	16,700	16,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.09%, tender 9/26/14 (c)	$ 13,185	$ 13,185
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.1% tender 3/5/14, CP mode	9,600	9,600
Wisconsin Trans. Rev.:
Bonds Series 1:
5% 7/1/14	3,385	3,440
5.25% 7/1/14	1,823	1,854
Series 1997 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,350	14,350
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Series 2006 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,836
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,100	5,100
Series 2013 A:
0.13% 3/4/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	17,510	17,510
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,850	6,850
		260,512
TOTAL OTHER MUNICIPAL DEBT (Cost $8,949,417)		8,949,417
Investment Company - 10.2%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.04% (d)(e) (Cost $3,016,422)	3,016,422,134	$ 3,016,422
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $29,638,197)		29,638,197
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(76,186)
NET ASSETS - 100%		$ 29,562,011
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,095,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $223,225,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 4,930
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series WF 09 60C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	9/3/09 - 5/15/12	$ 20,570
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,580
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 12/17/13	$ 14,630
Security	Acquisition Date	Cost (000s)
Grossmont Healthcare District Bonds Series WF 11 30C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 10,110
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 5/8/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 24,130
JPMorgan Chase Bonds Series Putters 4418, 0.1%, tender 3/6/14 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 39,900
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	1/19/12 - 5/15/12	$ 5,630
Minnesota Gen. Oblig. Bonds Series WF 11 110C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12 - 12/12/12	$ 23,525
Security	Acquisition Date	Cost (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	1/25/12	$ 7,200
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 16,615
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.26% 3/7/14, LOC Bank of America NA, VRDN	10/16/97 - 12/20/05	$ 5,000
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 21,970
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	11/23/11 - 2/17/12	$ 15,435
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 929
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,621,775)	$ 26,621,775
Fidelity Central Funds (cost $3,016,422)	3,016,422
Total Investments (cost $29,638,197)		$ 29,638,197
Cash		126
Receivable for fund shares sold		351,598
Interest receivable		53,684
Distributions receivable from Fidelity Central Funds		96
Prepaid expenses		41
Other receivables		176
Total assets		30,043,918

Liabilities
Payable for investments purchased Regular delivery	$ 81,129
Delayed delivery	33,826
Payable for fund shares redeemed	357,919
Distributions payable	19
Accrued management fee	1,697
Other affiliated payables	6,930
Other payables and accrued expenses	387
Total liabilities		481,907

Net Assets		$ 29,562,011
Net Assets consist of:
Paid in capital		$ 29,561,428
Undistributed net investment income		28
Accumulated undistributed net realized gain (loss) on investments		555
Net Assets, for 29,553,573 shares outstanding		$ 29,562,011
Net Asset Value, offering price and redemption price per share ($29,562,011 ÷ 29,553,573 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 14,204
Income from Fidelity Central Funds		929
Total income		15,133

Expenses
Management fee	$ 38,320
Transfer agent fees	19,650
Accounting fees and expenses	757
Custodian fees and expenses	164
Independent trustees' compensation	57
Registration fees	400
Audit	36
Legal	57
Miscellaneous	65
Total expenses before reductions	59,506
Expense reductions	(45,860)	13,646
Net investment income (loss)		1,487
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		884
Net increase in net assets resulting from operations		$ 2,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,487	$ 2,658
Net realized gain (loss)	884	2,135
Net increase in net assets resulting from operations	2,371	4,793
Distributions to shareholders from net investment income	(1,452)	(2,702)
Distributions to shareholders from net realized gain	(1,154)	-
Total distributions	(2,606)	(2,702)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	42,821,392	89,193,019
Reinvestment of distributions	2,416	2,535
Cost of shares redeemed	(41,853,814)	(85,293,048)
Net increase (decrease) in net assets and shares resulting from share transactions	969,994	3,902,506
Total increase (decrease) in net assets	969,759	3,904,597

Net Assets
Beginning of period	28,592,252	24,687,655
End of period (including undistributed net investment income of $28 and distributions in excess of net investment income of $7, respectively)	$ 29,562,011	$ 28,592,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.008
Distributions from net investment income	- F	- F	- F	- F	- F	(.008)
Distributions from net realized gain	- F	-	-	-	- F	- F
Total distributions	- F	- F	- F	- F	- F	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.01%	.01%	.77%
Ratios to Average Net Assets D,E
Expenses before reductions	.41% A	.41%	.42%	.43%	.43%	.47%
Expenses net of fee waivers, if any	.09% A	.15%	.18%	.26%	.34%	.47%
Expenses net of all reductions	.09% A	.15%	.18%	.26%	.34%	.46%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 29,562	$ 28,592	$ 24,688	$ 23,224	$ 22,370	$ 24,530

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 29,638,197

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .26% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of ..14% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $45,846.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMM-USAN-0414
1.790940.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 21, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 21, 2014